THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 1.2%
46,239	General Dynamics Corp.	$10,776,461
	Air Freight & Logistics — 1.2%
59,125	United Parcel Service, Inc. Class B	10,951,724
	Auto Components — 1.2%
220,826	BorgWarner, Inc.	10,440,653
	Automobiles — 0.9%
204,406	General Motors Co.	8,037,244
	Banks — 3.1%
241,911	Citizens Financial Group, Inc.	10,479,584
718,127	Regions Financial Corp.	16,904,710
		27,384,294
	Biotechnology — 4.1%
54,821	Amgen, Inc.	13,836,820
35,134	Biogen, Inc.[1]	10,220,481
83,122	Gilead Sciences, Inc.	6,977,261
16,484	Vertex Pharmaceuticals, Inc.[1]	5,325,980
		36,360,542
	Building Products — 1.3%
250,298	Carrier Global Corp.	11,396,068
	Capital Markets — 4.0%
58,912	CME Group, Inc.	10,407,394
48,605	Evercore, Inc. Class A	6,309,415
54,783	Intercontinental Exchange, Inc.	5,891,912
120,838	Nasdaq, Inc.	7,273,239
54,115	Northern Trust Corp.	5,247,531
		35,129,491
	Chemicals — 1.6%
145,930	Corteva, Inc.	9,405,188
82,199	Dow, Inc.	4,878,511
		14,283,699
	Commercial Services & Supplies — 0.9%
66,078	Republic Services, Inc. Class A	8,247,856
	Communications Equipment — 4.2%
119,828	Arista Networks, Inc.[1]	15,100,725
240,792	Cisco Systems, Inc.	11,719,347
302,441	Juniper Networks, Inc.	9,768,844
		36,588,916
	Consumer Finance — 0.8%
61,391	Capital One Financial Corp.	7,305,529
	Containers & Packaging — 0.6%
220,163	Graphic Packaging Holding Co.	5,303,727
	Distributors — 2.3%
75,699	Genuine Parts Co.	12,703,806
133,041	LKQ Corp.	7,844,098
		20,547,904
	Diversified Consumer Services — 0.7%
82,486	Service Corp. International	6,116,337
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Financial Services — 1.0%
286,907	Equitable Holdings, Inc.	$9,201,107
	Diversified Telecommunication Services — 2.3%
482,401	AT&T, Inc.	9,826,508
252,120	Verizon Communications, Inc.	10,480,629
		20,307,137
	Electric Utilities — 0.5%
43,488	American Electric Power Co., Inc.	4,086,132
	Electrical Equipment — 0.8%
51,285	AMETEK, Inc.	7,432,222
	Energy Equipment & Services — 1.2%
322,277	Baker Hughes Co. Class A	10,229,072
	Equity Real Estate Investment Trusts — 3.6%
13,269	Equinix, Inc.	9,794,247
43,453	Life Storage, Inc. REIT	4,694,662
36,452	Public Storage	11,093,802
184,052	Weyerhaeuser Co.	6,336,910
		31,919,621
	Food & Staples Retailing — 1.1%
219,036	Kroger Co.	9,775,577
	Food Products — 2.5%
94,888	Archer-Daniels-Midland Co.	7,861,471
181,338	General Mills, Inc.	14,209,645
		22,071,116
	Health Care Providers & Services — 6.2%
36,458	Cigna Corp.	11,545,155
107,690	CVS Health Corp.	9,500,412
28,142	Elevance Health, Inc.	14,070,718
8,871	Humana, Inc.	4,539,291
15,484	McKesson Corp.	5,863,481
18,348	UnitedHealth Group, Inc.	9,159,138
		54,678,195
	Hotels, Restaurants & Leisure — 1.0%
3,422	Booking Holdings, Inc.[1]	8,329,490
	Household Durables — 0.5%
44,845	Lennar Corp. Class A	4,592,128
	Household Products — 1.9%
103,909	Church & Dwight Co., Inc.	8,402,082
59,011	Procter & Gamble Co.	8,401,986
		16,804,068
	Insurance — 0.5%
66,906	American International Group, Inc.	4,229,797
	Interactive Media & Service — 1.0%
91,600	Alphabet, Inc. Class A1	9,053,744
	Internet & Direct Marketing Retail — 1.3%
224,127	eBay, Inc.	11,094,287
	IT Services — 3.6%
94,782	Amdocs Ltd.	8,713,310
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
186,671	Cognizant Technology Solutions Corp. Class A	$12,460,289
131,543	PayPal Holdings, Inc.[1]	10,719,439
		31,893,038
	Life Sciences Tools & Services — 0.9%
53,363	Agilent Technologies, Inc.	8,115,445
	Machinery — 2.1%
40,487	Parker-Hannifin Corp.	13,198,762
21,500	Snap-on, Inc.	5,347,695
		18,546,457
	Media — 5.8%
418,876	Comcast Corp. Class A	16,482,771
314,378	Fox Corp. Class A	10,669,989
239,549	Interpublic Group of Cos., Inc.	8,733,957
176,083	Omnicom Group, Inc.	15,141,377
		51,028,094
	Metals & Mining — 1.8%
92,668	Nucor Corp.	15,662,745
	Multi-Utilities — 1.4%
300,486	NiSource, Inc.	8,338,487
44,255	WEC Energy Group, Inc.	4,159,527
		12,498,014
	Oil, Gas & Consumable Fuels — 4.6%
51,801	ConocoPhillips	6,312,988
268,294	Kinder Morgan, Inc.	4,909,780
131,201	Marathon Petroleum Corp.	16,861,952
127,458	Phillips 66	12,780,214
		40,864,934
	Pharmaceuticals — 3.4%
163,556	Bristol-Myers Squibb Co.	11,882,343
77,428	Merck & Co., Inc.	8,316,542
220,967	Pfizer, Inc.	9,757,903
		29,956,788
	Real Estate Management & Development — 0.8%
79,860	CBRE Group, Inc. Class A1	6,828,829
	Road & Rail — 1.1%
311,958	CSX Corp.	9,645,741
	Semiconductors & Semiconductor Equipment — 4.8%
49,035	Advanced Micro Devices, Inc.[1]	3,684,980
29,628	KLA Corp.	11,628,397
216,439	ON Semiconductor Corp.[1]	15,897,445
104,660	Skyworks Solutions, Inc.	11,478,062
		42,688,884
	Software — 8.7%
33,375	Adobe, Inc.[1]	12,360,097
88,726	Cadence Design Systems, Inc.[1]	16,221,775
117,585	DocuSign, Inc.[1]	7,130,354
534,125	Dropbox, Inc. Class A1	12,407,724
218,385	Fortinet, Inc.[1]	11,430,271
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
47,544	Synopsys, Inc.[1]	$16,818,690
		76,368,911
	Specialty Retail — 2.0%
20,985	Lowe’s Cos., Inc.	4,370,126
25,715	Ulta Beauty, Inc.[1]	13,216,482
		17,586,608
	Technology Hardware, Storage & Peripherals — 3.3%
817,855	Hewlett Packard Enterprise Co.	13,192,001
224,602	HP, Inc.	6,544,902
316,854	Pure Storage, Inc. Class A1	9,169,755
		28,906,658
	Textiles, Apparel & Luxury Goods — 0.8%
163,331	Tapestry, Inc.	7,442,994
	Tobacco — 0.8%
65,571	Philip Morris International, Inc.	6,835,121
	TOTAL COMMON STOCKS (Cost $692,933,181)	877,543,399
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$5,909,039	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $5,909,249, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $6,163,500, coupon rate of 3.000%, due 06/30/2024, market value of $6,027,231)	5,909,039
	TOTAL REPURCHASE AGREEMENT (Cost $5,909,039)	5,909,039
TOTAL INVESTMENTS (Cost $698,842,220)	100.1%	$883,452,438
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,042,693)
NET ASSETS	100.0%	$882,409,745

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Air Freight & Logistics — 1.0%
190,246	Expeditors International of Washington, Inc.	$20,575,105
	Beverages — 1.3%
440,853	Coca-Cola Co.	27,033,106
	Biotechnology — 5.8%
79,627	Amgen, Inc.	20,097,855
77,801	Regeneron Pharmaceuticals, Inc.[1]	59,009,724
136,576	Vertex Pharmaceuticals, Inc.[1]	44,127,706
		123,235,285
	Building Products — 1.2%
139,872	Trane Technologies PLC	25,053,873
	Capital Markets — 1.9%
99,989	Intercontinental Exchange, Inc.	10,753,817
261,055	Raymond James Financial, Inc.	29,439,172
		40,192,989
	Chemicals — 2.0%
839,485	Mosaic Co.	41,588,087
	Communications Equipment — 2.7%
458,400	Arista Networks, Inc.[1]	57,767,568
	Containers & Packaging — 0.6%
72,732	Avery Dennison Corp.	13,778,350
	Distributors — 2.1%
267,408	Genuine Parts Co.	44,876,411
	Electronic Equipment, Instruments & Components — 8.4%
728,761	Amphenol Corp. Class A	58,133,265
299,147	CDW Corp.	58,641,786
334,103	Jabil, Inc.	26,270,519
199,810	Keysight Technologies, Inc.[1]	35,835,924
		178,881,494
	Entertainment — 4.5%
246,138	Electronic Arts, Inc.	31,673,038
4,238,077	Warner Bros Discovery, Inc.[1]	62,808,301
		94,481,339
	Equity Real Estate Investment Trusts — 2.7%
63,325	American Tower Corp.	14,146,172
212,841	Lamar Advertising Co. Class A	22,676,080
65,842	Public Storage	20,038,354
		56,860,606
	Food & Staples Retailing — 0.9%
268,486	BJ’s Wholesale Club Holdings, Inc.[1]	19,457,180
	Food Products — 1.5%
467,517	Kellogg Co.	32,062,316
	Health Care Equipment & Supplies — 2.6%
356,012	Abbott Laboratories	39,357,127
55,856	Danaher Corp.	14,767,209
		54,124,336
	Health Care Providers & Services — 3.9%
70,027	Elevance Health, Inc.	35,012,800
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
95,438	UnitedHealth Group, Inc.	$47,641,695
		82,654,495
	Hotels, Restaurants & Leisure — 2.0%
143,832	Airbnb, Inc. Class A1	15,981,174
237,088	Expedia Group, Inc.[1]	27,099,158
		43,080,332
	Household Durables — 1.5%
319,651	Lennar Corp. Class A	32,732,262
	Household Products — 1.8%
274,705	Procter & Gamble Co.	39,112,498
	Insurance — 0.6%
77,763	Marsh & McLennan Cos., Inc.	13,601,526
	Interactive Media & Service — 1.1%
866,964	Pinterest, Inc. Class A1	22,792,484
	Internet & Direct Marketing Retail — 1.2%
499,853	eBay, Inc.	24,742,723
	IT Services — 10.7%
73,620	Accenture PLC Class A	20,543,661
229,505	Automatic Data Processing, Inc.	51,824,524
462,771	Paychex, Inc.	53,616,648
247,226	PayPal Holdings, Inc.[1]	20,146,447
209,111	Snowflake, Inc. Class A1	32,713,325
204,067	Visa, Inc. Class A	46,978,264
		225,822,869
	Life Sciences Tools & Services — 0.7%
95,098	Agilent Technologies, Inc.	14,462,504
	Machinery — 2.6%
86,297	Lincoln Electric Holdings, Inc.	14,400,380
122,656	Parker-Hannifin Corp.	39,985,856
		54,386,236
	Media — 2.0%
27,340	Charter Communications, Inc. Class A1	10,507,035
154,075	Nexstar Media Group, Inc.	31,549,938
		42,056,973
	Oil, Gas & Consumable Fuels — 2.4%
1,269,643	Coterra Energy, Inc.	31,779,164
144,029	EOG Resources, Inc.	19,047,835
		50,826,999
	Professional Services — 1.1%
246,329	Booz Allen Hamilton Holding Corp.	23,312,577
	Road & Rail — 1.9%
1,273,933	CSX Corp.	39,390,008
	Semiconductors & Semiconductor Equipment — 7.5%
435,767	Advanced Micro Devices, Inc.[1]	32,747,890
130,138	KLA Corp.	51,076,562
64,687	Monolithic Power Systems, Inc.	27,592,887
640,367	ON Semiconductor Corp.[1]	47,034,956
		158,452,295
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 12.3%
338,814	Cadence Design Systems, Inc.[1]	$61,945,364
1,276,764	Dropbox, Inc. Class A1	29,659,228
1,002,065	Fortinet, Inc.[1]	52,448,082
222,993	Microsoft Corp.	55,259,895
170,044	Synopsys, Inc.[1]	60,153,065
		259,465,634
	Specialty Retail — 5.9%
482,082	Best Buy Co., Inc.	42,770,315
211,978	Lowe’s Cos., Inc.	44,144,419
75,574	Ulta Beauty, Inc.[1]	38,842,013
		125,756,747
	Technology Hardware, Storage & Peripherals — 0.5%
389,415	Pure Storage, Inc. Class A1	11,269,670
	Textiles, Apparel & Luxury Goods — 0.7%
345,800	Tapestry, Inc.	15,758,106
	TOTAL COMMON STOCKS (Cost $1,602,338,843)	2,109,644,983
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$9,266,316	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $9,266,646, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $9,665,400, coupon rate of 3.000%, due 06/30/2024, market value of $9,451,708)	9,266,316
	TOTAL REPURCHASE AGREEMENT (Cost $9,266,316)	9,266,316
TOTAL INVESTMENTS (Cost $1,611,605,159)	100.1%	$2,118,911,299
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,502,119)
NET ASSETS	100.0%	$2,117,409,180

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.0%
155	General Dynamics Corp.	$36,124
	Auto Components — 1.2%
439	BorgWarner, Inc.	20,756
	Automobiles — 0.9%
530	Ford Motor Co.	7,160
241	General Motors Co.	9,476
		16,636
	Banks — 6.6%
346	Citigroup, Inc.	18,068
479	Citizens Financial Group, Inc.	20,750
105	Comerica, Inc.	7,698
257	Fifth Third Bancorp	9,327
478	KeyCorp	9,173
1,530	Regions Financial Corp.	36,016
359	Wells Fargo & Co.	16,826
		117,858
	Biotechnology — 3.5%
531	Gilead Sciences, Inc.	44,572
56	Vertex Pharmaceuticals, Inc.[1]	18,094
		62,666
	Building Products — 2.3%
431	Carrier Global Corp.	19,623
139	Fortune Brands Innovations, Inc.	8,967
139	Masterbrand, Inc.	1,279
117	Owens Corning	11,308
		41,177
	Capital Markets — 4.3%
163	CME Group, Inc.	28,795
191	Intercontinental Exchange, Inc.	20,542
467	Nasdaq, Inc.	28,109
		77,446
	Chemicals — 1.5%
274	Dow, Inc.	16,262
156	Olin Corp.	10,076
		26,338
	Communications Equipment — 0.7%
254	Cisco Systems, Inc.	12,362
	Consumer Finance — 3.3%
180	Capital One Financial Corp.	21,420
1,031	Synchrony Financial	37,869
		59,289
	Containers & Packaging — 1.1%
491	Westrock Co.	19,267
	Distributors — 0.5%
166	LKQ Corp.	9,787
	Diversified Consumer Services — 1.1%
253	Service Corp. International	18,760
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Financial Services — 2.0%
564	Equitable Holdings, Inc.	$18,087
250	Voya Financial, Inc.	17,443
		35,530
	Diversified Telecommunication Services — 2.1%
1,817	AT&T, Inc.	37,012
	Electric Utilities — 1.9%
360	American Electric Power Co., Inc.	33,826
	Equity Real Estate Investment Trusts — 4.4%
220	CubeSmart	10,074
25	Equinix, Inc.	18,453
92	Lamar Advertising Co. Class A	9,802
42	Public Storage	12,782
778	Weyerhaeuser Co.	26,787
		77,898
	Food & Staples Retailing — 1.9%
754	Kroger Co.	33,651
	Food Products — 4.0%
371	Archer-Daniels-Midland Co.	30,737
261	General Mills, Inc.	20,452
479	Kraft Heinz Co.	19,414
		70,603
	Gas Utilities — 1.0%
443	UGI Corp.	17,645
	Health Care Providers & Services — 6.4%
110	Centene Corp.[1]	8,387
75	Cigna Corp.	23,750
279	CVS Health Corp.	24,613
67	Elevance Health, Inc.	33,499
33	Laboratory Corp. of America Holdings	8,320
41	McKesson Corp.	15,526
		114,095
	Independent Power & Renewable Electricity Producer — 1.4%
931	AES Corp.	25,519
	Insurance — 1.6%
296	American International Group, Inc.	18,713
86	Prudential Financial, Inc.	9,025
		27,738
	Internet & Direct Marketing Retail — 0.6%
201	eBay, Inc.	9,949
	IT Services — 3.0%
144	Amdocs Ltd.	13,238
480	Cognizant Technology Solutions Corp. Class A	32,040
107	PayPal Holdings, Inc.[1]	8,719
		53,997
	Life Sciences Tools & Services — 1.0%
125	PerkinElmer, Inc.	17,191
	Machinery — 3.0%
85	PACCAR, Inc.	9,291
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
72	Parker-Hannifin Corp.	$23,472
81	Snap-on, Inc.	20,147
		52,910
	Media — 6.7%
1,039	Comcast Corp. Class A	40,885
255	Fox Corp. Class A	8,655
818	Interpublic Group of Cos., Inc.	29,824
94	Nexstar Media Group, Inc.	19,248
248	Omnicom Group, Inc.	21,326
		119,938
	Metals & Mining — 3.7%
278	Nucor Corp.	46,987
86	Reliance Steel & Aluminum Co.	19,561
		66,548
	Multi-line Retail — 1.2%
877	Macy’s, Inc.	20,724
	Multi-Utilities — 0.5%
314	NiSource, Inc.	8,714
	Oil, Gas & Consumable Fuels — 9.2%
359	ConocoPhillips	43,751
168	HF Sinclair Corp.	9,559
365	Marathon Petroleum Corp.	46,910
330	Phillips 66	33,089
217	Valero Energy Corp.	30,387
		163,696
	Pharmaceuticals — 5.1%
562	Bristol-Myers Squibb Co.	40,829
115	Merck & Co., Inc.	12,352
867	Pfizer, Inc.	38,287
		91,468
	Professional Services — 0.5%
99	Leidos Holdings, Inc.	9,785
	Real Estate Management & Development — 1.4%
302	CBRE Group, Inc. Class A1	25,824
	Road & Rail — 2.0%
1,131	CSX Corp.	34,971
	Semiconductors & Semiconductor Equipment — 2.2%
243	ON Semiconductor Corp.[1]	17,848
200	Qorvo, Inc.[1]	21,732
		39,580
	Software — 0.4%
101	Zoom Video Communications, Inc. Class A1	7,575
	Specialty Retail — 0.5%
105	Best Buy Co., Inc.	9,316
	Technology Hardware, Storage & Peripherals — 1.9%
2,055	Hewlett Packard Enterprise Co.	33,147
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 1.0%
403	Tapestry, Inc.	$18,365
	TOTAL COMMON STOCKS (Cost $1,397,891)	1,775,681
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$13,287	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $13,287, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $13,900, coupon rate of 3.000%, due 06/30/2024, market value of $13,593)	13,287
	TOTAL REPURCHASE AGREEMENT (Cost $13,287)	13,287
TOTAL INVESTMENTS (Cost $1,411,178)	100.4%	$1,788,968
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(6,413)
NET ASSETS	100.0%	$1,782,555

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 100.1%
	Aerospace & Defense — 0.5%
77	Moog, Inc. Class A	$7,340
	Air Freight & Logistics — 0.7%
118	Atlas Air Worldwide Holdings, Inc.[1,2]	12,061
	Airlines — 0.9%
690	SkyWest, Inc.[1]	14,324
	Auto Components — 2.0%
598	Modine Manufacturing Co.[1]	14,286
5,397	Solid Power, Inc.[1]	18,080
		32,366
	Banks — 7.2%
583	Associated Banc-Corp.	13,065
285	Cathay General Bancorp	12,529
519	Central Pacific Financial Corp.	11,730
400	Columbia Banking System, Inc.	12,364
186	Dime Community Bancshares, Inc.	5,547
337	Financial Institutions, Inc.	8,327
211	First Financial Corp.	9,478
334	Hanmi Financial Corp.	7,779
232	Midland States Bancorp, Inc.	5,911
410	Northwest Bancshares, Inc.	5,797
420	S&T Bancorp, Inc.	15,280
320	Trustmark Corp.	9,318
		117,125
	Biotechnology — 7.6%
3,014	Atara Biotherapeutics, Inc.[1]	15,281
951	CareDx, Inc.[1]	14,208
1,246	Catalyst Pharmaceuticals, Inc.[1]	19,300
271	Eagle Pharmaceuticals, Inc.[1]	9,198
593	iTeos Therapeutics, Inc.[1]	12,394
2,226	Karyopharm Therapeutics, Inc.[1]	7,346
2,228	Sutro Biopharma, Inc.[1]	16,131
664	uniQure NV1	14,110
467	Xencor, Inc.[1]	15,373
		123,341
	Building Products — 1.1%
337	Quanex Building Products Corp.	8,725
504	Resideo Technologies, Inc.[1]	9,692
		18,417
	Capital Markets — 0.8%
301	Donnelley Financial Solutions, Inc.[1]	13,729
	Commercial Services & Supplies — 1.3%
128	ABM Industries, Inc.	6,004
727	ACCO Brands Corp.	4,616
859	GEO Group, Inc.[1,2]	9,879
		20,499
	Communications Equipment — 1.6%
1,347	Harmonic, Inc.[1]	17,740
281	NetScout Systems, Inc.[1]	9,020
		26,760
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Construction & Engineering — 1.8%
135	Comfort Systems USA, Inc.	$16,341
370	Sterling Infrastructure, Inc.[1]	13,464
		29,805
	Consumer Finance — 1.6%
1,789	EZCORP, Inc. Class A1	16,298
530	Green Dot Corp. Class A1	9,582
		25,880
	Diversified Consumer Services — 1.7%
520	Chegg, Inc.[1]	10,795
375	Stride, Inc.[1]	16,099
		26,894
	Diversified Financial Services — 0.8%
332	A-Mark Precious Metals, Inc.	12,782
	Diversified Telecommunication Services — 1.6%
570	Bandwidth, Inc. Class A1	14,181
883	Ooma, Inc.[1]	12,689
		26,870
	Electric Utilities — 1.5%
221	ALLETE, Inc.	13,671
157	Otter Tail Corp.	10,072
		23,743
	Electronic Equipment, Instruments & Components — 2.0%
230	Sanmina Corp.[1]	14,014
778	TTM Technologies, Inc.[1]	12,230
252	Vishay Intertechnology, Inc.	5,768
		32,012
	Equity Real Estate Investment Trusts — 7.6%
750	Apple Hospitality REIT, Inc.	13,298
1,447	City Office REIT, Inc.	14,238
1,325	DiamondRock Hospitality Co.	12,760
61	EastGroup Properties, Inc.	10,263
1,506	Hersha Hospitality Trust REIT	13,855
740	Outfront Media, Inc.	14,726
384	Phillips Edison & Co., Inc. REIT	12,872
946	RLJ Lodging Trust	11,891
181	STAG Industrial, Inc.	6,444
1,212	Sunstone Hotel Investors, Inc.	13,320
		123,667
	Food & Staples Retailing — 0.9%
483	Sprouts Farmers Market, Inc.[1]	15,432
	Food Products — 1.8%
167	Cal-Maine Foods, Inc.	9,556
534	Hostess Brands, Inc.[1]	12,351
200	Simply Good Foods Co.[1]	7,260
		29,167
	Health Care Equipment & Supplies — 2.3%
489	Inogen, Inc.[1]	11,408
589	Orthofix Medical, Inc.[1]	12,740
609	Varex Imaging Corp.[1]	13,088
		37,236
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 2.9%
2,738	Brookdale Senior Living, Inc.[1]	$7,885
11,263	Clover Health Investments Corp.[1,2]	14,980
609	PetIQ, Inc.[1]	7,211
615	Select Medical Holdings Corp.	17,878
		47,954
	Health Care Technology — 2.0%
1,700	Health Catalyst, Inc.[1]	23,630
535	Veradigm, Inc.[1]	9,582
		33,212
	Hotels, Restaurants & Leisure — 1.1%
687	International Game Technology PLC	18,171
	Household Durables — 2.3%
115	Skyline Champion Corp.[1]	6,779
476	Taylor Morrison Home Corp.[1]	17,041
629	Tri Pointe Homes, Inc.[1]	13,895
		37,715
	Insurance — 0.9%
2,683	Genworth Financial, Inc. Class A1	14,810
	Interactive Media & Services — 1.9%
3,245	Vimeo, Inc.[1]	14,732
811	ZipRecruiter, Inc. Class A1,2	15,928
		30,660
	IT Services — 3.0%
2,811	Conduent, Inc.[1]	13,408
710	Hackett Group, Inc.	15,691
368	Paysafe Ltd.[1]	7,743
1,130	StoneCo Ltd. Class A1	12,611
		49,453
	Leisure Equipment & Products — 0.8%
453	Vista Outdoor, Inc.[1]	13,295
	Machinery — 0.7%
239	Hillenbrand, Inc.	11,199
	Media — 1.1%
1,328	Gray Television, Inc.	17,211
	Metals & Mining — 4.1%
420	Commercial Metals Co.	22,794
910	Constellium SE1	13,222
351	Olympic Steel, Inc.	15,528
776	TimkenSteel Corp.[1]	15,264
		66,808
	Multi-Utilities — 0.9%
274	Unitil Corp.	14,295
	Oil, Gas & Consumable Fuels — 8.8%
771	Berry Corp.	7,093
169	California Resources Corp.	7,221
706	CVR Energy, Inc.	23,439
990	Dorian LPG Ltd.	19,652
824	Frontline PLC	11,396
590	Par Pacific Holdings, Inc.[1]	15,771
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
593	PBF Energy, Inc. Class A	$24,900
230	Scorpio Tankers, Inc.	11,010
300	Talos Energy, Inc.[1]	5,943
572	Teekay Tankers Ltd. Class A1	17,555
		143,980
	Paper & Forest Products — 1.4%
289	Clearwater Paper Corp.[1]	11,158
900	Mercer International, Inc.	11,457
		22,615
	Personal Products — 1.0%
947	Herbalife Nutrition Ltd.[1]	16,639
	Pharmaceuticals — 1.3%
763	Collegium Pharmaceutical, Inc.[1]	21,425
	Professional Services — 1.8%
314	Heidrick & Struggles International, Inc.	9,659
202	Korn Ferry	10,906
543	Resources Connection, Inc.	9,377
		29,942
	Semiconductors & Semiconductor Equipment — 2.5%
160	Diodes, Inc.[1]	14,270
192	Kulicke & Soffa Industries, Inc.	9,811
957	Photronics, Inc.[1]	17,341
		41,422
	Software — 2.5%
366	Adeia, Inc.	4,008
93	CommVault Systems, Inc.[1]	5,787
222	Progress Software Corp.	11,775
146	Xperi, Inc.[1]	1,511
2,659	Yext, Inc.[1]	18,480
		41,561
	Specialty Retail — 3.8%
285	Academy Sports & Outdoors, Inc.	16,650
62	Group 1 Automotive, Inc.	13,259
239	MarineMax, Inc.[1]	7,469
90	Signet Jewelers Ltd.	6,913
167	Sonic Automotive, Inc. Class A	8,969
199	TravelCenters of America, Inc.[1]	9,058
		62,318
	Thrifts & Mortgage Finance — 2.3%
502	Enact Holdings, Inc.	12,625
576	Provident Financial Services, Inc.	13,513
540	Radian Group, Inc.	11,934
		38,072
	Trading Companies & Distributors — 5.7%
194	Boise Cascade Co.	14,544
120	GMS, Inc.[1]	7,119
1,707	NOW, Inc.[1]	23,966
215	Rush Enterprises, Inc. Class A	11,569
315	Titan Machinery, Inc.[1]	13,841
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — (Continued)
153	WESCO International, Inc.[1]	$22,799
		93,838
	TOTAL COMMON STOCKS (Cost $1,323,993)	1,636,045
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$9,665	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $9,666, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $10,100, coupon rate of 3.000%, due 06/30/2024, market value of $9,877)	9,665
	TOTAL REPURCHASE AGREEMENT (Cost $9,665)	9,665
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
25,478	State Street Navigator Securities Lending Government Money Market Portfolio[3]	25,478
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $25,478)	25,478
TOTAL INVESTMENTS (Cost $1,359,136)	102.3%	$1,671,188
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3)	(37,460)
NET ASSETS	100.0%	$1,633,728

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 95.6%
	Japan — 19.1%
5,000	Asahi Group Holdings Ltd.	$164,484
3,200	Daito Trust Construction Co. Ltd.	315,169
16,200	Honda Motor Co. Ltd.	399,135
9,600	ITOCHU Corp.	308,507
26,300	Japan Post Holdings Co. Ltd.	230,339
17,600	Japan Tobacco, Inc.	358,991
6,000	KDDI Corp.	187,101
26,700	Marubeni Corp.	325,430
15,900	Mitsui & Co. Ltd.	466,623
17,151	Nitto Denko Corp., ADR	547,288
7,800	SBI Holdings, Inc.	164,371
13,200	Sekisui House Ltd.	248,555
3,000	Shin-Etsu Chemical Co. Ltd.	439,634
12,800	SUMCO Corp.	187,823
5,600	Suntory Beverage & Food Ltd.	188,438
		4,531,888
	France — 13.4%
16,300	AXA SA	507,074
2,151	Capgemini SE	406,658
2,300	Danone SA	125,798
3,900	Eiffage SA	415,339
20,300	Engie SA	287,340
4,500	Klepierre SA REIT	113,792
5,595	Publicis Groupe SA	393,788
4,782	Sanofi	466,172
1,900	Sodexo SA	188,010
2,190	TotalEnergies SE, ADR	135,661
1,300	Vinci SA	146,474
		3,186,106
	United Kingdom — 11.7%
28,000	BAE Systems PLC	295,766
91,100	Barclays PLC	208,722
15,000	Burberry Group PLC	455,106
23,783	GSK PLC	417,353
15,000	HSBC Holdings PLC	110,291
2,700	Reckitt Benckiser Group PLC	192,066
14,800	Shell PLC	433,164
7,912	Unilever PLC, ADR[1]	404,303
230,700	Vodafone Group PLC	264,850
		2,781,621
	Canada — 8.7%
11,500	Barrick Gold Corp.	224,892
3,600	CGI, Inc.[2]	308,552
4,700	Dollarama, Inc.	281,071
1,700	George Weston Ltd.	218,698
4,000	Sun Life Financial, Inc.	201,000
10,000	Suncor Energy, Inc.	347,074
7,100	Toronto-Dominion Bank	491,245
		2,072,532
	Germany — 6.8%
3,300	Bayer AG	204,493
1,300	Bayerische Motoren Werke AG	131,761
1,400	Deutsche Boerse AG	249,990
9,639	Deutsche Post AG	412,665
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — (Continued)
5,700	Deutsche Telekom AG	$126,724
13,900	Infineon Technologies AG	497,391
		1,623,024
	Spain — 5.1%
22,050	Iberdrola SA	261,868
9,100	Industria de Diseno Textil SA	283,140
40,187	Repsol SA	659,272
2,624	Telefonica SA	9,947
		1,214,227
	Australia — 4.6%
15,000	ANZ Group Holdings Ltd.	265,646
6,500	ASX Ltd.	316,436
10,500	BlueScope Steel Ltd.	142,003
2,400	Cochlear Ltd.	359,899
		1,083,984
	Switzerland — 4.1%
2,700	Holcim AG	160,614
1,400	Kuehne & Nagel International AG	332,758
1,560	Roche Holding AG	486,062
		979,434
	Denmark — 4.0%
8,107	Carlsberg AS Class B, ADR	229,347
3,800	Novo Nordisk AS Class B	523,682
2,400	Pandora AS	198,518
		951,547
	Singapore — 3.6%
35,000	Oversea-Chinese Banking Corp. Ltd.	344,459
16,400	Singapore Exchange Ltd.	115,092
17,515	United Overseas Bank Ltd.	397,680
		857,231
	Netherlands — 2.6%
9,300	Koninklijke Ahold Delhaize NV	276,876
44,600	Koninklijke KPN NV	152,297
3,000	Randstad NV	191,382
		620,555
	Sweden — 1.9%
23,000	Volvo AB Class B	454,937
	Israel — 1.8%
36,600	Bank Leumi Le-Israel BM	321,608
20,500	Israel Discount Bank Ltd. Class A	104,173
		425,781
	New Zealand — 1.6%
110,900	Spark New Zealand Ltd.	373,124
	China — 1.6%
105,700	BOC Hong Kong Holdings Ltd.	368,683
	Austria — 1.5%
18,500	Mondi PLC	347,362
	Hong Kong — 1.3%
48,400	CK Asset Holdings Ltd.	309,246
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Finland — 0.9%
15,700	Stora Enso Oyj	$223,509
	Norway — 0.7%
5,600	Equinor ASA	170,161
	Portugal — 0.6%
6,500	Jeronimo Martins SGPS SA	140,906
	TOTAL COMMON STOCKS (Cost $21,003,682)	22,715,858
PREFERRED STOCKS* — 1.5%
	Germany — 1.5%
2,500	Volkswagen AG	345,007
	TOTAL PREFERRED STOCKS (Cost $365,384)	345,007
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.1%
31,673	State Street Navigator Securities Lending Government Money Market Portfolio[3]	31,673
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $31,673)	31,673
TOTAL INVESTMENTS (Cost $21,400,739)	97.2%	$23,092,538
OTHER ASSETS IN EXCESS OF LIABILITIES	2.8	657,068
NET ASSETS	100.0%	$23,749,606

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 0.8%
419	Lockheed Martin Corp.	$194,106
	Automobiles — 2.4%
11,907	Harley-Davidson, Inc.	548,079
	Banks — 2.9%
3,732	Bank of America Corp.	132,412
23,006	Regions Financial Corp.	541,561
		673,973
	Biotechnology — 3.4%
2,144	Amgen, Inc.	541,146
820	Biogen, Inc.[1]	238,538
		779,684
	Building Products — 2.3%
7,815	Carrier Global Corp.	355,817
1,779	Owens Corning	171,940
		527,757
	Capital Markets — 3.1%
1,789	CME Group, Inc.	316,045
6,537	Nasdaq, Inc.	393,462
		709,507
	Chemicals — 1.2%
4,735	Dow, Inc.	281,022
	Commercial Services & Supplies — 0.9%
1,705	Republic Services, Inc. Class A	212,818
	Communications Equipment — 3.3%
1,383	Arista Networks, Inc.[1]	174,285
8,370	Cisco Systems, Inc.	407,368
5,963	Juniper Networks, Inc.	192,605
		774,258
	Construction & Engineering — 1.3%
3,358	AECOM	293,053
	Consumer Finance — 1.8%
11,551	Synchrony Financial	424,268
	Containers & Packaging — 0.8%
7,408	Graphic Packaging Holding Co.	178,459
	Distributors — 2.6%
866	Genuine Parts Co.	145,332
7,788	LKQ Corp.	459,181
		604,513
	Diversified Consumer Services — 0.6%
3,671	H&R Block, Inc.	143,096
	Diversified Telecommunication Services — 2.2%
11,996	AT&T, Inc.	244,359
51,100	Lumen Technologies, Inc.	268,275
		512,634
	Electronic Equipment, Instruments & Components — 1.3%
1,674	Keysight Technologies, Inc.[1]	300,232
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — 2.1%
853	Crown Castle, Inc	$126,338
10,716	Weyerhaeuser Co.	368,952
		495,290
	Food & Staples Retailing — 1.5%
7,997	Kroger Co.	356,906
	Food Products — 3.6%
2,781	Archer-Daniels-Midland Co.	230,406
7,698	General Mills, Inc.	603,215
		833,621
	Health Care Equipment & Supplies — 1.0%
880	Danaher Corp.	232,654
	Health Care Providers & Services — 6.4%
2,711	AmerisourceBergen Corp.	458,051
1,026	Cigna Corp.	324,903
1,152	Elevance Health, Inc.	575,988
242	UnitedHealth Group, Inc.	120,804
		1,479,746
	Hotels, Restaurants & Leisure — 2.1%
199	Booking Holdings, Inc.[1]	484,386
	Household Products — 1.4%
2,264	Procter & Gamble Co.	322,348
	Insurance — 1.4%
5,003	American International Group, Inc.	316,290
	Interactive Media & Service — 0.5%
1,220	Alphabet, Inc. Class A1	120,585
	IT Services — 3.8%
3,853	Akamai Technologies, Inc.[1]	342,725
6,235	Cognizant Technology Solutions Corp. Class A	416,186
1,200	Fiserv, Inc.[1]	128,016
		886,927
	Machinery — 0.9%
2,100	Oshkosh Corp.	211,638
	Media — 6.1%
8,960	Comcast Corp. Class A	352,576
14,762	Interpublic Group of Cos., Inc.	538,222
600	Nexstar Media Group, Inc.	122,862
4,608	Omnicom Group, Inc.	396,242
		1,409,902
	Metals & Mining — 2.1%
2,868	Nucor Corp.	484,749
	Multi-Utilities — 2.1%
17,781	NiSource, Inc.	493,423
	Oil, Gas & Consumable Fuels — 6.2%
1,474	Exxon Mobil Corp.	170,999
5,525	HF Sinclair Corp.	314,372
14,606	Kinder Morgan, Inc.	267,290
4,400	Marathon Petroleum Corp.	565,488
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
3,800	Williams Cos., Inc.	$122,512
		1,440,661
	Pharmaceuticals — 3.3%
1,459	Bristol-Myers Squibb Co.	105,996
3,088	Merck & Co., Inc.	331,682
7,598	Pfizer, Inc.	335,528
		773,206
	Real Estate Management & Development — 2.1%
5,594	CBRE Group, Inc. Class A1	478,343
	Road & Rail — 2.1%
9,528	CSX Corp.	294,606
3,136	Knight-Swift Transportation Holdings, Inc.	185,337
		479,943
	Semiconductors & Semiconductor Equipment — 5.3%
5,400	Advanced Micro Devices, Inc.[1]	405,810
5,820	ON Semiconductor Corp.[1]	427,479
3,705	Skyworks Solutions, Inc.	406,327
		1,239,616
	Software — 8.7%
372	Adobe, Inc.[1]	137,767
3,017	Cadence Design Systems, Inc.[1]	551,598
3,300	DocuSign, Inc.[1]	200,112
7,352	Dropbox, Inc. Class A1	170,787
9,960	Fortinet, Inc.[1]	521,306
1,241	Synopsys, Inc.[1]	439,004
		2,020,574
	Specialty Retail — 3.0%
941	Ulta Beauty, Inc.[1]	483,636
1,555	Williams-Sonoma, Inc.	209,832
		693,468
	Technology Hardware, Storage & Peripherals — 2.2%
19,561	Hewlett Packard Enterprise Co.	315,519
6,600	Pure Storage, Inc. Class A1	191,004
		506,523
	Textiles, Apparel & Luxury Goods — 0.7%
1,250	Ralph Lauren Corp.	154,812
	TOTAL COMMON STOCKS (Cost $18,862,623)	23,073,070
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$111,939	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $111,943, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $116,800, coupon rate of 3.000%, due 06/30/2024, market value of $114,218)	$111,939
TOTAL REPURCHASE AGREEMENT (Cost $111,939)		111,939
TOTAL INVESTMENTS (Cost $18,974,562)	100.0%	$23,185,009
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(3,837)
NET ASSETS	100.0%	$23,181,172

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.1%
2,055	General Dynamics Corp.	$478,938
	Air Freight & Logistics — 1.1%
1,283	United Parcel Service, Inc. Class B	237,650
	Auto Components — 1.3%
6,200	BorgWarner, Inc.	293,136
	Automobiles — 0.5%
2,932	General Motors Co.	115,286
	Banks — 2.7%
4,795	Citizens Financial Group, Inc.	207,719
2,282	Comerica, Inc.	167,293
5,368	Synovus Financial Corp.	225,188
		600,200
	Beverages — 0.7%
2,448	Coca-Cola Co.	150,111
	Biotechnology — 3.9%
1,956	Biogen, Inc.[1]	569,000
931	Vertex Pharmaceuticals, Inc.[1]	300,806
		869,806
	Building Products — 1.0%
3,468	Fortune Brands Innovations, Inc.	223,721
	Capital Markets — 4.2%
2,550	CME Group, Inc.	450,483
4,416	Intercontinental Exchange, Inc.	474,941
		925,424
	Chemicals — 1.6%
3,572	Corteva, Inc.	230,215
2,285	Dow, Inc.	135,615
		365,830
	Commercial Services & Supplies — 1.4%
2,568	Republic Services, Inc. Class A	320,538
	Communications Equipment — 3.9%
3,691	Arista Networks, Inc.[1]	465,140
8,458	Cisco Systems, Inc.	411,651
		876,791
	Consumer Finance — 1.4%
8,622	Synchrony Financial	316,686
	Diversified Telecommunication Services — 2.4%
15,264	AT&T, Inc.	310,928
19,432	Lumen Technologies, Inc.	102,018
3,046	Verizon Communications, Inc.	126,622
		539,568
	Electrical Equipment — 2.0%
10,934	nVent Electric PLC	434,627
	Energy Equipment & Services — 0.7%
4,936	Baker Hughes Co. Class A	156,669
	Equity Real Estate Investment Trusts — 4.4%
551	American Tower Corp.	123,088
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
487	Equinix, Inc.	$359,469
14,535	Weyerhaeuser Co.	500,440
		982,997
	Food & Staples Retailing — 1.5%
7,357	Kroger Co.	328,343
	Food Products — 2.5%
5,715	General Mills, Inc.	447,827
1,834	Mondelez International, Inc. Class A	120,017
		567,844
	Health Care Providers & Services — 6.6%
4,694	Centene Corp.[1]	357,870
3,090	CVS Health Corp.	272,600
326	Elevance Health, Inc.	162,997
3,845	Quest Diagnostics, Inc.	570,906
212	UnitedHealth Group, Inc.	105,828
		1,470,201
	Hotels, Restaurants & Leisure — 2.8%
252	Booking Holdings, Inc.[1]	613,393
	Household Products — 1.5%
2,355	Procter & Gamble Co.	335,305
	Insurance — 1.2%
6,100	Unum Group	256,383
	IT Services — 6.4%
3,900	Amdocs Ltd.	358,527
6,104	Cognizant Technology Solutions Corp. Class A	407,442
780	Gartner, Inc.[1]	263,749
2,516	Genpact Ltd.	118,957
3,388	PayPal Holdings, Inc.[1]	276,088
		1,424,763
	Media — 6.4%
4,719	Comcast Corp. Class A	185,693
14,176	Interpublic Group of Cos., Inc.	516,857
12,491	News Corp. Class A	253,068
599	Nexstar Media Group, Inc.	122,657
4,063	Omnicom Group, Inc.	349,377
		1,427,652
	Metals & Mining — 2.2%
9,400	Newmont Corp.	497,542
	Multi-Utilities — 1.1%
2,710	WEC Energy Group, Inc.	254,713
	Oil, Gas & Consumable Fuels — 5.2%
2,282	Exxon Mobil Corp.	264,735
5,198	Marathon Petroleum Corp.	668,047
2,321	Phillips 66	232,726
		1,165,508
	Pharmaceuticals — 4.9%
4,500	Bristol-Myers Squibb Co.	326,925
4,813	Merck & Co., Inc.	516,965
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)
5,608	Pfizer, Inc.	$247,649
		1,091,539
	Road & Rail — 0.8%
860	Union Pacific Corp.	175,603
	Semiconductors & Semiconductor Equipment — 4.6%
1,552	Advanced Micro Devices, Inc.[1]	116,633
5,128	Applied Materials, Inc.	571,721
4,527	ON Semiconductor Corp.[1]	332,508
		1,020,862
	Software — 6.2%
22,498	Dropbox, Inc. Class A1	522,628
1,377	Salesforce, Inc.[1]	231,295
1,760	Synopsys, Inc.[1]	622,600
		1,376,523
	Specialty Retail — 5.5%
2,379	Lowe’s Cos., Inc.	495,427
1,120	Ulta Beauty, Inc.[1]	575,635
1,100	Williams-Sonoma, Inc.	148,434
		1,219,496
	Technology Hardware, Storage & Peripherals — 3.4%
27,008	Hewlett Packard Enterprise Co.	435,639
5,024	NetApp, Inc.	332,740
		768,379
	Textiles, Apparel & Luxury Goods — 1.4%
6,638	Tapestry, Inc.	302,494
	TOTAL COMMON STOCKS (Cost $18,810,625)	22,184,521
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$168,473	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $168,479, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $175,800, coupon rate of 3.000%, due 06/30/2024, market value of $171,913)	168,473
	TOTAL REPURCHASE AGREEMENT (Cost $168,473)	168,473
TOTAL INVESTMENTS (Cost $18,979,098)	100.2%	$22,352,994
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(51,166)
NET ASSETS	100.0%	$22,301,828

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.7%
	Aerospace & Defense — 0.8%
9,620	Parsons Corp.[1,2]	$418,662
	Air Freight & Logistics — 1.8%
3,320	Expeditors International of Washington, Inc.	359,058
7,240	Hub Group, Inc. Class A1	617,355
		976,413
	Automobiles — 2.5%
10,300	General Motors Co.	404,996
19,720	Harley-Davidson, Inc.	907,712
		1,312,708
	Banks — 3.4%
16,020	Bank OZK	731,634
74,760	FNB Corp.	1,066,825
		1,798,459
	Biotechnology — 1.1%
34,500	Exelixis, Inc.[1]	607,890
	Building Products — 1.4%
16,320	Carrier Global Corp.[2]	743,050
	Capital Markets — 2.6%
12,500	Federated Hermes, Inc.	491,250
4,840	Nasdaq, Inc.	291,320
6,540	State Street Corp.	597,298
		1,379,868
	Chemicals — 2.6%
9,260	Corteva, Inc.[2]	596,807
15,980	Mosaic Co.[2]	791,649
		1,388,456
	Commercial Services & Supplies — 0.8%
3,420	Republic Services, Inc. Class A	426,884
	Communications Equipment — 1.3%
14,620	Cisco Systems, Inc.	711,555
	Construction & Engineering — 3.1%
7,300	AECOM[2]	637,071
6,891	EMCOR Group, Inc.[2]	1,021,591
		1,658,662
	Containers & Packaging — 1.7%
10,501	Graphic Packaging Holding Co.[2]	252,969
16,100	Westrock Co.[2]	631,764
		884,733
	Distributors — 1.9%
17,300	LKQ Corp.	1,020,008
	Diversified Consumer Services — 0.7%
4,860	Service Corp. International	360,369
	Diversified Financial Services — 1.2%
12,080	Equitable Holdings, Inc.	387,406
3,487	Voya Financial, Inc.	243,288
		630,694
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — 2.0%
19,780	AT&T, Inc.	$402,919
15,820	Verizon Communications, Inc.	657,637
		1,060,556
	Electric Utilities — 2.3%
9,740	Evergy, Inc.	610,211
7,620	Exelon Corp.	321,488
4,120	Pinnacle West Capital Corp.	307,146
		1,238,845
	Electronic Equipment, Instruments & Components — 4.8%
12,700	Jabil, Inc.	998,601
15,740	Sanmina Corp.[1]	959,038
25,500	Vishay Intertechnology, Inc.	583,695
		2,541,334
	Energy Equipment & Services — 1.0%
16,560	Baker Hughes Co. Class A	525,614
	Equity Real Estate Investment Trusts — 8.1%
39,880	Apple Hospitality REIT, Inc.[2]	707,072
29,760	Brixmor Property Group, Inc.[2]	700,253
13,140	CubeSmart[2]	601,681
32,100	Host Hotels & Resorts, Inc.[2]	605,085
7,060	Kilroy Realty Corp.[2]	289,742
10,760	Regency Centers Corp. REIT[2]	716,939
19,340	VICI Properties, Inc.[2]	661,041
		4,281,813
	Food & Staples Retailing — 1.1%
18,660	Sprouts Farmers Market, Inc.[1]	596,187
	Food Products — 2.8%
9,460	Archer-Daniels-Midland Co.	783,761
9,200	General Mills, Inc.	720,912
		1,504,673
	Gas Utilities — 0.5%
4,940	National Fuel Gas Co.	286,816
	Health Care Equipment & Supplies — 0.7%
4,940	Merit Medical Systems, Inc.[1]	352,469
	Health Care Providers & Services — 2.4%
11,860	Centene Corp.[1]	904,206
4,300	CVS Health Corp.	379,346
		1,283,552
	Hotels, Restaurants & Leisure — 1.9%
38,360	International Game Technology PLC[3]	1,014,622
	Household Durables — 0.7%
10,800	Taylor Morrison Home Corp.[1]	386,640
	Household Products — 0.5%
3,220	Church & Dwight Co., Inc.	260,369
	Insurance — 4.4%
12,520	American International Group, Inc.	791,514
12,580	Arch Capital Group Ltd.[1]	809,523
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
18,120	Unum Group	$761,584
		2,362,621
	Internet & Direct Marketing Retail — 1.3%
13,920	eBay, Inc.	689,040
	IT Services — 4.6%
8,800	Amdocs Ltd.	808,984
9,900	CSG Systems International, Inc.	590,733
21,760	Genpact Ltd.	1,028,813
		2,428,530
	Life Sciences Tools & Services — 0.9%
43,000	AbCellera Biologics, Inc.[1,3]	452,790
	Media — 4.6%
11,260	Comcast Corp. Class A	443,081
16,300	Interpublic Group of Cos., Inc.	594,298
40,900	News Corp. Class A	828,634
6,760	Omnicom Group, Inc.	581,292
		2,447,305
	Metals & Mining — 3.1%
4,860	Reliance Steel & Aluminum Co.[2]	1,105,407
31,397	SSR Mining, Inc.[2]	531,865
		1,637,272
	Multi-line Retail — 1.3%
28,184	Macy’s, Inc.	665,988
	Multi-Utilities — 0.6%
11,580	NiSource, Inc.	321,345
	Oil, Gas & Consumable Fuels — 3.4%
14,280	HF Sinclair Corp.	812,532
7,580	Marathon Petroleum Corp.	974,182
		1,786,714
	Paper & Forest Products — 0.7%
5,740	Louisiana-Pacific Corp.[2]	390,837
	Pharmaceuticals — 1.0%
12,294	Pfizer, Inc.	542,903
	Professional Services — 2.7%
2,520	ASGN, Inc.[1]	229,194
11,980	CBIZ, Inc.[1]	570,128
12,480	KBR, Inc.	639,351
		1,438,673
	Road & Rail — 0.5%
8,820	CSX Corp.	272,714
	Semiconductors & Semiconductor Equipment — 2.8%
33,500	Amkor Technology, Inc.	980,210
5,880	Diodes, Inc.[1]	524,437
		1,504,647
	Software — 4.0%
24,840	ACI Worldwide, Inc.[1]	693,781
13,220	Box, Inc. Class A1	422,908
26,941	Dropbox, Inc. Class A1	625,839
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
7,100	Progress Software Corp.	$376,584
		2,119,112
	Technology Hardware, Storage & Peripherals — 1.4%
16,980	Hewlett Packard Enterprise Co.	273,887
15,760	Pure Storage, Inc. Class A1	456,095
		729,982
	Textiles, Apparel & Luxury Goods — 1.6%
18,480	Tapestry, Inc.	842,134
	Thrifts & Mortgage Finance — 1.6%
61,260	MGIC Investment Corp.	864,991
	Trading Companies & Distributors — 1.5%
14,780	Rush Enterprises, Inc. Class A2	795,312
	TOTAL COMMON STOCKS (Cost $37,657,214)	51,944,811
Face Amount
REPURCHASE AGREEMENT* — 2.0%
$1,074,120	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $1,074,158, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $1,120,400, coupon rate of 3.000%, due 06/30/2024, market value of $1,095,629)	1,074,120
	TOTAL REPURCHASE AGREEMENT (Cost $1,074,120)	1,074,120
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
1,302,664	State Street Navigator Securities Lending Government Money Market Portfolio[4]	1,302,664
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,302,664)	1,302,664
TOTAL LONG INVESTMENTS (Cost $40,033,998)	102.2%	$54,321,595
COMMON STOCKS SOLD SHORT* — (67.5)%
	Aerospace & Defense — (2.6)%
(3,720)	Boeing Co.[1]	(792,360)
(820)	TransDigm Group, Inc.	(588,555)
		(1,380,915)
	Banks — (4.7)%
(4,980)	First Republic Bank	(701,582)
(11,420)	Glacier Bancorp, Inc.	(520,638)
(16,780)	Seacoast Banking Corp. of Florida	(538,806)
(2,440)	SVB Financial Group[1]	(737,953)
		(2,498,979)
	Beverages — (1.1)%
(1,560)	Boston Beer Co., Inc. Class A1	(606,232)
	Capital Markets — (2.4)%
(780)	BlackRock, Inc.	(592,184)
(886)	MarketAxess Holdings, Inc.	(322,371)
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (Continued)
(1,140)	Moody’s Corp.	$(367,935)
		(1,282,490)
	Chemicals — (3.9)%
(3,680)	Ecolab, Inc.	(569,774)
(4,480)	International Flavors & Fragrances, Inc.	(503,821)
(5,320)	PPG Industries, Inc.	(693,409)
(4,600)	Scotts Miracle-Gro Co.	(332,074)
		(2,099,078)
	Commercial Services & Supplies — (2.4)%
(4,240)	MSA Safety, Inc.	(578,294)
(13,140)	Stericycle, Inc.[1]	(707,063)
		(1,285,357)
	Communications Equipment — (1.0)%
(2,020)	Motorola Solutions, Inc.	(519,160)
	Containers & Packaging — (2.1)%
(5,240)	AptarGroup, Inc.	(605,953)
(8,840)	Ball Corp.	(514,842)
		(1,120,795)
	Distributors — (0.6)%
(840)	Pool Corp.	(323,912)
	Diversified Consumer Services — (1.0)%
(6,840)	Bright Horizons Family Solutions, Inc.[1]	(525,175)
	Electric Utilities — (1.6)%
(2,960)	Constellation Energy Corp.	(252,666)
(8,300)	MGE Energy, Inc.	(606,813)
		(859,479)
	Electrical Equipment — (2.1)%
(5,760)	Emerson Electric Co.	(519,667)
(2,200)	Rockwell Automation, Inc.	(620,466)
		(1,140,133)
	Electronic Equipment, Instruments & Components — (4.2)%
(8,380)	Cognex Corp.	(458,721)
(1,500)	Teledyne Technologies, Inc.[1]	(636,390)
(9,500)	Trimble, Inc.[1]	(551,570)
(1,800)	Zebra Technologies Corp. Class A1	(569,124)
		(2,215,805)
	Entertainment — (2.3)%
(5,480)	Take-Two Interactive Software, Inc.[1]	(620,501)
(5,660)	Walt Disney Co.[1]	(614,053)
		(1,234,554)
	Equity Real Estate Investment Trusts — (5.8)%
(4,420)	Digital Realty Trust, Inc.	(506,620)
(27,160)	Healthcare Realty Trust, Inc. Class A	(584,755)
(19,700)	Healthpeak Properties, Inc.	(541,356)
(11,000)	National Health Investors, Inc. REIT	(647,130)
(6,220)	Ventas, Inc.	(322,258)
(19,240)	Vornado Realty Trust	(469,264)
		(3,071,383)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Food Products — (1.5)%
(1,760)	J&J Snack Foods Corp.	$(252,208)
(7,440)	McCormick & Co., Inc.	(558,893)
		(811,101)
	Health Care Equipment & Supplies — (1.1)%
(1,160)	Stryker Corp.	(294,420)
(2,387)	Zimmer Biomet Holdings, Inc.	(303,960)
		(598,380)
	Hotels, Restaurants & Leisure — (2.3)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(787,755)
(4,740)	Papa John’s International, Inc.	(425,130)
		(1,212,885)
	Household Durables — (1.2)%
(38,400)	Newell Brands, Inc.	(612,864)
	Insurance — (5.1)%
(4,760)	Brown & Brown, Inc.	(278,746)
(2,820)	Cincinnati Financial Corp.	(319,083)
(3,480)	Erie Indemnity Co. Class A	(850,338)
(9,400)	First American Financial Corp.	(581,578)
(11,700)	Kemper Corp.	(687,141)
		(2,716,886)
	Internet & Direct Marketing Retail — (0.8)%
(4,000)	Amazon.com, Inc.[1]	(412,520)
	Life Sciences Tools & Services — (0.3)%
(740)	Illumina, Inc.[1]	(158,508)
	Machinery — (0.8)%
(4,600)	Stanley Black & Decker, Inc.	(410,826)
	Oil, Gas & Consumable Fuels — (1.7)%
(3,660)	Hess Corp.	(549,586)
(1,600)	Pioneer Natural Resources Co.	(368,560)
		(918,146)
	Professional Services — (1.4)%
(3,240)	Equifax, Inc.	(719,928)
	Road & Rail — (1.6)%
(1,120)	Norfolk Southern Corp.	(275,307)
(2,720)	Union Pacific Corp.	(555,397)
		(830,704)
	Semiconductors & Semiconductor Equipment — (1.8)%
(5,620)	Micron Technology, Inc.	(338,886)
(4,620)	QUALCOMM, Inc.	(615,430)
		(954,316)
	Software — (5.4)%
(2,300)	ANSYS, Inc.[1]	(612,628)
(1,340)	Intuit, Inc.	(566,378)
(2,972)	Oracle Corp.	(262,903)
(4,840)	Pegasystems, Inc.	(188,179)
(5,000)	PTC, Inc.[1]	(674,400)
(1,820)	Tyler Technologies, Inc.[1]	(587,442)
		(2,891,930)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Specialty Retail — (1.9)%
(19,400)	Monro, Inc.	$(987,460)
	Textiles, Apparel & Luxury Goods — (0.8)%
(13,000)	VF Corp.	(402,220)
	Water Utilities — (2.0)%
(5,680)	American States Water Co.	(534,885)
(8,680)	California Water Service Group	(530,956)
		(1,065,841)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(41,681,093))	(35,867,962)
TOTAL SHORT INVESTMENTS (Proceeds $(41,681,093))	(67.5)%	$(35,867,962)
TOTAL INVESTMENTS (Cost $(1,647,095))	34.7%	$18,453,633
OTHER ASSETS IN EXCESS OF LIABILITIES	65.3	34,723,847
NET ASSETS	100.0%	$53,177,480

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $8,243,313.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.8%
	Aerospace & Defense — 0.5%
4,940	Parsons Corp.[1,2]	$214,989
	Air Freight & Logistics — 1.7%
9,080	Hub Group, Inc. Class A1	774,252
	Airlines — 0.6%
4,800	Alaska Air Group, Inc.[1,2]	246,432
	Auto Components — 1.0%
9,780	BorgWarner, Inc.	462,398
	Automobiles — 3.1%
40,400	Ford Motor Co.[2]	545,804
18,520	Harley-Davidson, Inc.	852,476
		1,398,280
	Banks — 2.2%
5,560	Citizens Financial Group, Inc.[2]	240,859
52,540	FNB Corp.	749,746
		990,605
	Beverages — 0.5%
3,680	Coca-Cola Co.[2]	225,658
	Biotechnology — 1.3%
33,940	Exelixis, Inc.[1]	598,023
	Building Products — 1.5%
14,660	Carrier Global Corp.[2]	667,470
	Capital Markets — 3.8%
15,600	Federated Hermes, Inc.	613,080
11,640	Nasdaq, Inc.[2]	700,611
4,260	State Street Corp.[2]	389,066
		1,702,757
	Chemicals — 2.5%
7,680	Corteva, Inc.[2]	494,976
12,800	Mosaic Co.[2]	634,112
		1,129,088
	Commercial Services & Supplies — 0.8%
2,700	Republic Services, Inc. Class A2	337,014
	Communications Equipment — 2.0%
13,020	Cisco Systems, Inc.[2]	633,683
7,940	Juniper Networks, Inc.	256,462
		890,145
	Construction & Engineering — 2.4%
7,340	EMCOR Group, Inc.[2]	1,088,155
	Consumer Finance — 1.7%
44,620	SLM Corp.	783,973
	Containers & Packaging — 3.1%
11,520	Graphic Packaging Holding Co.[2]	277,517
3,160	Greif, Inc. Class A	225,719
10,960	Silgan Holdings, Inc.	590,634
7,740	Westrock Co.	303,718
		1,397,588
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Distributors — 1.9%
14,560	LKQ Corp.[2]	$858,458
	Diversified Financial Services — 2.0%
8,760	Equitable Holdings, Inc.	280,933
9,120	Voya Financial, Inc.	636,303
		917,236
	Diversified Telecommunication Services — 2.6%
28,820	AT&T, Inc.[2]	587,064
61,860	Lumen Technologies, Inc.	324,765
5,820	Verizon Communications, Inc.[2]	241,937
		1,153,766
	Electric Utilities — 0.8%
4,520	Pinnacle West Capital Corp.[2]	336,966
	Electrical Equipment — 0.9%
10,300	nVent Electric PLC[2]	409,425
	Electronic Equipment, Instruments & Components — 3.9%
6,980	Amphenol Corp. Class A2	556,794
4,220	Arrow Electronics, Inc.[1]	495,808
11,760	Sanmina Corp.[1]	716,537
		1,769,139
	Energy Equipment & Services — 1.5%
20,660	Baker Hughes Co. Class A2	655,748
	Entertainment — 1.2%
6,580	World Wrestling Entertainment, Inc. Class A	556,800
	Equity Real Estate Investment Trusts — 7.6%
26,940	Brixmor Property Group, Inc.[2]	633,898
36,540	Host Hotels & Resorts, Inc.[2]	688,779
5,420	Kilroy Realty Corp.	222,437
6,340	Lamar Advertising Co. Class A2	675,464
12,860	National Retail Properties, Inc.[2]	608,921
16,680	VICI Properties, Inc.[2]	570,122
		3,399,621
	Food & Staples Retailing — 2.8%
12,700	Kroger Co.[2]	566,801
21,700	Sprouts Farmers Market, Inc.[1]	693,315
		1,260,116
	Food Products — 4.1%
2,600	Archer-Daniels-Midland Co.[2]	215,410
4,860	Cal-Maine Foods, Inc.	278,089
11,380	Darling Ingredients, Inc.[1,2]	754,380
7,360	General Mills, Inc.[2]	576,730
		1,824,609
	Gas Utilities — 1.8%
3,720	National Fuel Gas Co.	215,983
14,740	UGI Corp.[2]	587,094
		803,077
	Health Care Equipment & Supplies — 1.9%
6,620	Envista Holdings Corp.[1]	258,114
8,420	Merit Medical Systems, Inc.[1]	600,767
		858,881
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 4.4%
7,780	Centene Corp.[1,2]	$593,147
6,960	Henry Schein, Inc.[1]	599,604
2,548	Molina Healthcare, Inc.[1,2]	794,543
		1,987,294
	Hotels, Restaurants & Leisure — 1.9%
32,660	International Game Technology PLC[3]	863,857
	Household Durables — 1.8%
22,480	Taylor Morrison Home Corp.[1,2]	804,784
	Insurance — 3.4%
9,920	Arch Capital Group Ltd.[1,2]	638,352
4,140	Axis Capital Holdings Ltd.[2]	259,040
14,880	Unum Group[2]	625,406
		1,522,798
	Internet & Direct Marketing Retail — 1.5%
13,900	eBay, Inc.[2]	688,050
	Internet Software & Services — 0.6%
3,340	CoStar Group, Inc.[1,2]	260,186
	IT Services — 6.0%
6,320	Akamai Technologies, Inc.[1,2]	562,164
8,000	Amdocs Ltd.[2]	735,440
10,540	CSG Systems International, Inc.	628,922
16,560	Genpact Ltd.	782,956
		2,709,482
	Leisure Product — 0.4%
2,160	Brunswick Corp.[2]	182,153
	Life Sciences Tools & Services — 3.5%
25,080	AbCellera Biologics, Inc.[1,3]	264,093
25,320	Maravai LifeSciences Holdings, Inc. Class A1	371,191
4,260	Medpace Holdings, Inc.[1]	941,758
		1,577,042
	Machinery — 1.4%
3,940	Hillenbrand, Inc.	184,628
3,880	PACCAR, Inc.[2]	424,123
		608,751
	Media — 5.7%
17,600	Comcast Corp. Class A2	692,560
12,280	Interpublic Group of Cos., Inc.	447,729
33,821	News Corp. Class A	685,213
8,480	Omnicom Group, Inc.	729,195
		2,554,697
	Metals & Mining — 1.3%
2,546	Reliance Steel & Aluminum Co.[2]	579,088
	Multi-line Retail — 1.0%
19,720	Macy’s, Inc.	465,984
	Multi-Utilities — 1.4%
22,020	NiSource, Inc.[2]	611,055
	Oil, Gas & Consumable Fuels — 5.4%
18,200	HF Sinclair Corp.	1,035,580
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
8,020	Marathon Petroleum Corp.[2]	$1,030,731
66,820	Southwestern Energy Co.[1]	368,846
		2,435,157
	Pharmaceuticals — 3.2%
10,160	Amphastar Pharmaceuticals, Inc.[1]	307,442
5,080	Merck & Co., Inc.[2]	545,643
13,360	Pfizer, Inc.	589,977
		1,443,062
	Professional Services — 1.6%
1,700	ASGN, Inc.[1,2]	154,615
11,800	CBIZ, Inc.[1,2]	561,562
		716,177
	Road & Rail — 1.3%
11,700	CSX Corp.[2]	361,764
3,780	Knight-Swift Transportation Holdings, Inc.[2]	223,398
		585,162
	Semiconductors & Semiconductor Equipment — 4.3%
26,460	Amkor Technology, Inc.	774,220
8,860	Diodes, Inc.[1]	790,223
5,180	ON Semiconductor Corp.[1,2]	380,471
		1,944,914
	Software — 6.2%
24,560	Box, Inc. Class A1	785,674
21,220	Dropbox, Inc. Class A1	492,941
12,780	Progress Software Corp.	677,851
6,120	SPS Commerce, Inc.[1]	832,810
		2,789,276
	Specialty Retail — 1.9%
20,040	Foot Locker, Inc.	871,940
	Technology Hardware, Storage & Peripherals — 3.0%
43,460	Hewlett Packard Enterprise Co.	701,010
22,540	Pure Storage, Inc. Class A1	652,307
		1,353,317
	Thrifts & Mortgage Finance — 2.4%
5,740	Essent Group Ltd.[2]	252,732
58,820	MGIC Investment Corp.	830,539
		1,083,271
	Trading Companies & Distributors — 3.5%
23,000	Univar Solutions, Inc.[1,2]	793,040
5,260	WESCO International, Inc.[1,2]	783,792
		1,576,832
	TOTAL COMMON STOCKS (Cost $42,784,755)	57,924,998
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.6%
$276,752	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $276,762, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $288,700, coupon rate of 3.000%, due 06/30/2024, market value of $282,317)	$276,752
	TOTAL REPURCHASE AGREEMENT (Cost $276,752)	276,752
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
1,126,973	State Street Navigator Securities Lending Government Money Market Portfolio[4]	1,126,973
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,126,973)	1,126,973
TOTAL LONG INVESTMENTS (Cost $44,188,480)	131.9%	$59,328,723
COMMON STOCKS SOLD SHORT* — (29.3)%
	Aerospace & Defense — (2.0)%
(1,020)	Boeing Co.[1]	(217,260)
(2,400)	Hexcel Corp.	(169,392)
(2,020)	Mercury Systems, Inc.[1]	(100,970)
(2,040)	Raytheon Technologies Corp.	(203,694)
(300)	TransDigm Group, Inc.	(215,325)
		(906,641)
	Air Freight & Logistics — (0.3)%
(700)	United Parcel Service, Inc. Class B	(129,661)
	Banks — (0.9)%
(1,000)	First Republic Bank	(140,880)
(3,500)	Glacier Bancorp, Inc.	(159,565)
(400)	SVB Financial Group[1]	(120,976)
		(421,421)
	Beverages — (0.8)%
(500)	Boston Beer Co., Inc. Class A1	(194,305)
(2,560)	Brown-Forman Corp. Class B	(170,445)
		(364,750)
	Building Products — (0.1)%
(1,200)	Trex Co., Inc.[1]	(63,264)
	Capital Markets — (2.0)%
(240)	MarketAxess Holdings, Inc.	(87,324)
(300)	Moody’s Corp.	(96,825)
(1,800)	Morgan Stanley	(175,194)
(740)	Morningstar, Inc.	(179,731)
(500)	S&P Global, Inc.	(187,470)
(1,600)	T Rowe Price Group, Inc.	(186,352)
		(912,896)
	Chemicals — (1.1)%
(1,100)	Ecolab, Inc.	(170,313)
(1,600)	International Flavors & Fragrances, Inc.	(179,936)
(1,120)	PPG Industries, Inc.	(145,981)
		(496,230)
	Commercial Services & Supplies — (1.3)%
(1,440)	MSA Safety, Inc.	(196,401)
(4,040)	Stericycle, Inc.[1]	(217,392)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Services & Supplies — (Continued)
(1,120)	Waste Management, Inc.	$(173,298)
		(587,091)
	Communications Equipment — (0.5)%
(900)	Motorola Solutions, Inc.	(231,309)
	Construction & Engineering — (0.5)%
(1,500)	Quanta Services, Inc.	(228,285)
	Construction Materials — (0.8)%
(500)	Martin Marietta Materials, Inc.	(179,820)
(1,000)	Vulcan Materials Co.	(183,330)
		(363,150)
	Containers & Packaging — (0.7)%
(1,620)	AptarGroup, Inc.	(187,337)
(1,800)	Ball Corp.	(104,832)
		(292,169)
	Distributors — (0.4)%
(500)	Pool Corp.	(192,805)
	Diversified Consumer Services — (0.1)%
(634)	Bright Horizons Family Solutions, Inc.[1]	(48,678)
	Electric Utilities — (0.7)%
(4,060)	FirstEnergy Corp.	(166,257)
(2,280)	MGE Energy, Inc.	(166,691)
		(332,948)
	Electrical Equipment — (1.1)%
(7,340)	Array Technologies, Inc.[1]	(163,168)
(1,840)	Emerson Electric Co.	(166,005)
(600)	Rockwell Automation, Inc.	(169,218)
		(498,391)
	Electronic Equipment, Instruments & Components — (1.0)%
(1,980)	Cognex Corp.	(108,385)
(4,540)	National Instruments Corp.	(245,160)
(360)	Zebra Technologies Corp. Class A1	(113,825)
		(467,370)
	Equity Real Estate Investment Trusts — (3.2)%
(1,000)	Alexandria Real Estate Equities, Inc.	(160,740)
(1,420)	Digital Realty Trust, Inc.	(162,761)
(6,940)	Healthcare Realty Trust, Inc. Class A	(149,418)
(5,640)	Healthpeak Properties, Inc.	(154,987)
(3,300)	National Health Investors, Inc. REIT	(194,139)
(3,860)	SL Green Realty Corp. REIT	(158,839)
(2,920)	Ventas, Inc.	(151,285)
(6,260)	Vornado Realty Trust	(152,681)
(1,800)	Welltower, Inc. REIT	(135,072)
		(1,419,922)
	Food Products — (0.6)%
(800)	J&J Snack Foods Corp.	(114,640)
(2,100)	McCormick & Co., Inc.	(157,752)
		(272,392)
	Health Care Equipment & Supplies — (0.3)%
(500)	Stryker Corp.	(126,905)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (1.5)%
(1,580)	Cracker Barrel Old Country Store, Inc.	$(176,297)
(2,620)	Las Vegas Sands Corp.[1]	(154,580)
(1,880)	Papa John’s International, Inc.	(168,617)
(1,580)	Wynn Resorts Ltd.[1]	(163,751)
		(663,245)
	Household Durables — (0.8)%
(5,320)	Leggett & Platt, Inc.	(194,499)
(1,500)	Mohawk Industries, Inc.[1]	(180,090)
		(374,589)
	Industrial Conglomerates — (0.3)%
(1,051)	3M Co.	(120,949)
	Insurance — (2.6)%
(1,580)	Allstate Corp.	(202,983)
(1,640)	Cincinnati Financial Corp.	(185,566)
(720)	Erie Indemnity Co. Class A	(175,932)
(3,120)	First American Financial Corp.	(193,034)
(3,860)	Kemper Corp.	(226,698)
(1,480)	Progressive Corp.	(201,798)
		(1,186,011)
	Internet & Direct Marketing Retail — (0.2)%
(800)	Amazon.com, Inc.[1]	(82,504)
	Machinery — (0.5)%
(2,300)	Stanley Black & Decker, Inc.	(205,413)
	Multi-line Retail — (0.4)%
(1,120)	Target Corp.	(192,797)
	Oil, Gas & Consumable Fuels — (0.3)%
(1,000)	Hess Corp.	(150,160)
	Professional Services — (0.5)%
(900)	Equifax, Inc.	(199,980)
	Road & Rail — (1.3)%
(740)	Norfolk Southern Corp.	(181,899)
(3,420)	U-Haul Holding Co.	(211,322)
(900)	Union Pacific Corp.	(183,771)
		(576,992)
	Software — (0.5)%
(280)	ANSYS, Inc.[1]	(74,581)
(400)	Tyler Technologies, Inc.[1]	(129,108)
		(203,689)
	Specialty Retail — (0.2)%
(1,500)	CarMax, Inc.[1]	(105,675)
	Technology Hardware, Storage & Peripherals — (0.5)%
(4,800)	Western Digital Corp.[1]	(210,960)
	Textiles, Apparel & Luxury Goods — (0.1)%
(1,660)	VF Corp.	(51,360)
	Water Utilities — (1.2)%
(2,000)	American States Water Co.	(188,340)
(3,660)	California Water Service Group	(223,882)
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Water Utilities — (Continued)
(2,180)	Essential Utilities, Inc.	$(101,872)
		(514,094)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(14,051,528))		(13,194,696)
TOTAL SHORT INVESTMENTS (Proceeds $(14,051,528))	(29.3)%	$(13,194,696)
TOTAL INVESTMENTS (Cost $30,136,952)	102.6%	$46,134,027
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.6)	(1,164,867)
NET ASSETS	100.0%	$44,969,160

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $15,343,097.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.4%
44,533	Raytheon Technologies Corp.	$4,446,620
	Banks — 4.9%
30,867	JPMorgan Chase & Co.	4,320,145
30,008	PNC Financial Services Group, Inc.	4,964,224
		9,284,369
	Beverages — 2.1%
23,768	PepsiCo, Inc.	4,064,803
	Capital Markets — 1.6%
31,622	Northern Trust Corp.	3,066,385
	Chemicals — 1.5%
22,414	PPG Industries, Inc.	2,921,441
	Communications Equipment — 1.9%
73,597	Cisco Systems, Inc.	3,581,966
	Construction Materials — 2.4%
12,852	Martin Marietta Materials, Inc.	4,622,093
	Electrical Equipment — 2.8%
36,994	AMETEK, Inc.	5,361,170
	Electronic Equipment, Instruments & Components — 3.6%
84,204	Amphenol Corp. Class A	6,716,953
	Health Care Equipment & Supplies — 3.8%
26,938	Abbott Laboratories	2,977,996
16,939	Stryker Corp.	4,299,287
		7,277,283
	Health Care Providers & Services — 3.8%
19,704	Laboratory Corp. of America Holdings	4,967,772
4,494	UnitedHealth Group, Inc.	2,243,360
		7,211,132
	Hotels, Restaurants & Leisure — 3.6%
2,809	Booking Holdings, Inc.[1]	6,837,387
	Household Products — 1.5%
33,959	Church & Dwight Co., Inc.	2,745,925
	Insurance — 3.1%
25,600	Chubb Ltd.	5,823,744
	Interactive Media & Service — 4.5%
84,500	Alphabet, Inc. Class C1	8,439,015
	Internet & Direct Marketing Retail — 1.8%
32,634	Amazon.com, Inc.[1]	3,365,544
	IT Services — 10.8%
12,772	Accenture PLC Class A	3,564,027
13,765	Gartner, Inc.[1]	4,654,497
31,926	Global Payments, Inc.	3,598,699
23,386	Mastercard, Inc. Class A	8,666,851
		20,484,074
	Life Sciences Tools & Services — 2.4%
13,600	Waters Corp.[1]	4,468,688
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 2.3%
13,098	Parker-Hannifin Corp.	$4,269,948
	Media — 2.2%
103,837	Comcast Corp. Class A	4,085,986
	Multi-line Retail — 2.2%
17,493	Dollar General Corp.	4,086,365
	Oil, Gas & Consumable Fuels — 3.7%
39,780	Chevron Corp.	6,922,516
	Pharmaceuticals — 6.6%
55,145	Bristol-Myers Squibb Co.	4,006,284
14,919	Eli Lilly & Co.	5,134,374
19,687	Zoetis, Inc.	3,258,002
		12,398,660
	Road & Rail — 3.8%
13,622	Old Dominion Freight Line, Inc.	4,539,395
13,408	Union Pacific Corp.	2,737,780
		7,277,175
	Software — 8.0%
6,252	Adobe, Inc.[1]	2,315,366
34,294	Microsoft Corp.	8,498,396
49,469	Oracle Corp.	4,376,028
		15,189,790
	Specialty Retail — 8.2%
12,496	Home Depot, Inc.	4,050,828
44,192	Ross Stores, Inc.	5,223,053
12,195	Ulta Beauty, Inc.[1]	6,267,742
		15,541,623
	Technology Hardware, Storage & Peripherals — 4.0%
52,357	Apple, Inc.	7,554,592
	TOTAL COMMON STOCKS (Cost $85,776,544)	188,045,247
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$1,167,193	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $1,167,235, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $1,217,500, coupon rate of 3.000%, due 06/30/2024, market value of $1,190,582)	1,167,193
	TOTAL REPURCHASE AGREEMENT (Cost $1,167,193)	1,167,193
TOTAL INVESTMENTS (Cost $86,943,737)	100.1%	$189,212,440
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(106,671)
NET ASSETS	100.0%	$189,105,769

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.6%
	Auto Components — 0.8%
74,530	LCI Industries	$8,363,757
	Banks — 9.8%
289,658	Ameris Bancorp	13,660,271
250,159	BankUnited, Inc.	9,415,985
281,899	Cathay General Bancorp	12,392,280
1,263,963	FNB Corp.[1]	18,036,752
305,175	Hancock Whitney Corp.	15,710,409
429,785	Simmons First National Corp. Class A	9,588,503
821,011	Umpqua Holdings Corp.	14,942,400
151,882	Wintrust Financial Corp.	13,892,647
		107,639,247
	Biotechnology — 3.7%
452,591	Alkermes PLC[2]	12,962,206
319,047	Halozyme Therapeutics, Inc.[2]	16,517,063
962,314	Ironwood Pharmaceuticals, Inc.[2]	11,085,858
		40,565,127
	Building Products — 2.2%
911,295	Hayward Holdings, Inc.[1,2]	12,293,369
127,430	Masonite International Corp.[2]	11,624,165
		23,917,534
	Capital Markets — 3.1%
97,336	Evercore, Inc. Class A	12,635,186
203,136	Stifel Financial Corp.	13,693,398
379,706	Virtu Financial, Inc. Class A	7,332,123
		33,660,707
	Chemicals — 2.8%
155,174	Ingevity Corp.[2]	12,792,545
482,685	Valvoline, Inc.	17,695,232
		30,487,777
	Construction & Engineering — 3.4%
182,211	Arcosa, Inc.	10,799,646
106,976	Dycom Industries, Inc.[2]	10,202,301
106,976	EMCOR Group, Inc.	15,859,192
		36,861,139
	Containers & Packaging — 2.3%
541,228	Graphic Packaging Holding Co.	13,038,182
226,648	Silgan Holdings, Inc.	12,214,061
		25,252,243
	Diversified Consumer Services — 1.1%
440,130	Frontdoor, Inc.[2]	11,962,733
	Electric Utilities — 0.9%
211,365	Portland General Electric Co.	10,056,747
	Electrical Equipment — 1.1%
148,355	EnerSys	12,316,432
	Electronic Equipment, Instruments & Components — 1.1%
741,073	TTM Technologies, Inc.[2]	11,649,668
	Energy Equipment & Services — 1.0%
231,115	Helmerich & Payne, Inc.	11,195,211
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — 4.2%
935,981	LXP Industrial Trust	$10,810,581
459,644	Outfront Media, Inc.	9,146,916
781,042	Piedmont Office Realty Trust, Inc. Class A	8,279,045
321,163	STAG Industrial, Inc.	11,433,403
1,047,660	Uniti Group, Inc.	6,904,079
		46,574,024
	Food & Staples Retailing — 1.0%
346,790	Grocery Outlet Holding Corp.[2]	10,538,948
	Food Products — 1.7%
819,601	Hostess Brands, Inc.[2]	18,957,371
	Gas Utilities — 1.1%
250,394	New Jersey Resources Corp.	12,499,668
	Health Care Equipment & Supplies — 4.6%
95,925	CONMED Corp.[1]	9,185,778
93,385	Integra LifeSciences Holdings Corp.[2]	5,350,960
120,366	Merit Medical Systems, Inc.[2]	8,588,114
43,025	Mesa Laboratories, Inc.	8,370,083
476,572	Neogen Corp.[2]	10,203,407
196,318	NuVasive, Inc.[2]	8,952,101
		50,650,443
	Health Care Providers & Services — 3.6%
81,583	AMN Healthcare Services, Inc.[2]	7,818,915
211,836	HealthEquity, Inc.[2]	12,890,220
1,283,923	R1 RCM, Inc.[1,2]	18,372,938
		39,082,073
	Health Care Technology — 2.4%
590,366	Certara, Inc.[2]	11,453,100
446,007	Evolent Health, Inc. Class A2	14,370,346
		25,823,446
	Hotels, Restaurants & Leisure — 1.6%
283,780	Boyd Gaming Corp.	17,682,332
	Household Durables — 1.7%
298,592	La-Z-Boy, Inc.	8,488,971
440,835	Tri Pointe Homes, Inc.[2]	9,738,045
		18,227,016
	Household Products — 1.1%
311,758	Energizer Holdings, Inc.	11,566,222
	Insurance — 0.9%
196,788	Stewart Information Services Corp.	9,400,563
	Interactive Media & Services — 1.7%
522,419	Cargurus, Inc.[2]	9,220,695
105,800	Ziff Davis, Inc.[2]	9,466,984
		18,687,679
	IT Services — 1.7%
238,874	DigitalOcean Holdings, Inc.[2]	7,010,952
720,739	Verra Mobility Corp.[2]	11,121,003
		18,131,955
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Leisure Product — 1.0%
234,406	YETI Holdings, Inc.[2]	$10,492,013
	Life Sciences Tools & Services — 2.8%
83,464	Medpace Holdings, Inc.[2]	18,451,386
1,034,728	NeoGenomics, Inc.[2]	12,292,569
		30,743,955
	Machinery — 1.2%
287,307	Hillenbrand, Inc.	13,463,206
	Media — 1.4%
75,235	Nexstar Media Group, Inc.	15,405,871
	Multi-line Retail — 1.0%
350,787	Kohl’s Corp.	11,354,975
	Oil, Gas & Consumable Fuels — 6.4%
887,313	CNX Resources Corp.[2]	14,844,746
291,774	Matador Resources Co.	19,303,768
188,560	PDC Energy, Inc.	12,771,169
365,834	SM Energy Co.	12,024,964
587,545	Talos Energy, Inc.[2]	11,639,266
		70,583,913
	Pharmaceuticals — 2.1%
167,635	Pacira BioSciences, Inc.[2]	6,583,027
253,686	Prestige Consumer Healthcare, Inc.[2]	16,682,391
		23,265,418
	Professional Services — 2.3%
129,311	ASGN, Inc.[2]	11,760,835
43,965	CACI International, Inc. Class A2	13,545,177
		25,306,012
	Real Estate Management & Development — 1.7%
671,480	Cushman & Wakefield PLC[1,2]	9,689,456
493,735	Kennedy-Wilson Holdings, Inc.	8,827,982
		18,517,438
	Semiconductors & Semiconductor Equipment — 3.3%
191,851	Diodes, Inc.[2]	17,111,191
461,290	Rambus, Inc.[2]	18,668,406
		35,779,597
	Software — 4.1%
201,020	CommVault Systems, Inc.[2]	12,509,474
232,996	Progress Software Corp.	12,358,108
86,051	SPS Commerce, Inc.[2]	11,709,820
213,011	Verint Systems, Inc.[2]	8,088,028
		44,665,430
	Specialty Retail — 3.0%
71,239	Asbury Automotive Group, Inc.[1,2]	15,672,580
389,816	Foot Locker, Inc.	16,960,894
		32,633,474
	Textiles, Apparel & Luxury Goods — 1.2%
286,836	Kontoor Brands, Inc.[1]	13,699,287
	Thrifts & Mortgage Finance — 0.9%
428,844	Radian Group, Inc.	9,477,452
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 5.6%
256,977	Beacon Roofing Supply, Inc.[2]	$14,616,852
168,105	Boise Cascade Co.	12,602,832
544,284	Univar Solutions, Inc.[2]	18,766,912
101,803	WESCO International, Inc.[2]	15,169,665
		61,156,261
	TOTAL COMMON STOCKS (Cost $793,754,724)	1,078,294,364
Face Amount
REPURCHASE AGREEMENT* — 1.5%
$16,494,911	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $16,495,497, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $17,205,200, coupon rate of 3.000%, due 06/30/2024, market value of $16,824,810)	16,494,911
	TOTAL REPURCHASE AGREEMENT (Cost $16,494,911)	16,494,911
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.1%
44,737,193	State Street Navigator Securities Lending Government Money Market Portfolio[3]	44,737,193
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $44,737,193)	44,737,193
TOTAL INVESTMENTS (Cost $854,986,828)	104.2%	$1,139,526,468
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)	(45,480,370)
NET ASSETS	100.0%	$1,094,046,098

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.7%
	Aerospace & Defense — 2.4%
5,161	Raytheon Technologies Corp.	$515,326
	Air Freight & Logistics — 1.7%
2,044	United Parcel Service, Inc. Class B	378,610
	Banks — 2.7%
4,172	JPMorgan Chase & Co.	583,913
	Beverages — 2.7%
3,379	PepsiCo, Inc.	577,877
	Biotechnology — 2.3%
1,940	Amgen, Inc.	489,656
	Capital Markets — 8.5%
1,287	Ameriprise Financial, Inc.	450,605
410	BlackRock, Inc.	311,276
4,153	Charles Schwab Corp.	321,525
5,310	Morgan Stanley	516,822
2,604	Northern Trust Corp.	252,510
		1,852,738
	Chemicals — 3.4%
1,231	Air Products & Chemicals, Inc.	394,548
2,725	PPG Industries, Inc.	355,176
		749,724
	Communications Equipment — 1.7%
7,586	Cisco Systems, Inc.	369,211
	Distributors — 1.5%
1,978	Genuine Parts Co.	331,948
	Electric Utilities — 2.5%
12,668	Exelon Corp.	534,463
	Electrical Equipment — 3.7%
2,594	Eaton Corp. PLC	420,772
1,326	Rockwell Automation, Inc.	373,972
		794,744
	Electronic Equipment, Instruments & Components — 1.8%
3,164	TE Connectivity Ltd.	402,303
	Food Products — 3.4%
1,894	Hershey Co.	425,392
4,806	Mondelez International, Inc. Class A	314,505
		739,897
	Health Care Equipment & Supplies — 3.8%
3,901	Abbott Laboratories	431,256
4,745	Medtronic PLC	397,109
		828,365
	Health Care Providers & Services — 2.1%
3,033	Quest Diagnostics, Inc.	450,340
	Hotels, Restaurants & Leisure — 3.9%
1,895	McDonald’s Corp.	506,723
3,061	Starbucks Corp.	334,077
		840,800
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 3.4%
4,796	Colgate-Palmolive Co.	$357,446
2,725	Procter & Gamble Co.	387,985
		745,431
	Insurance — 6.1%
5,822	Aflac, Inc.	427,917
3,536	Allstate Corp.	454,270
1,250	Everest Re Group Ltd.	437,112
		1,319,299
	IT Services — 4.5%
690	Accenture PLC Class A	192,544
4,973	Fidelity National Information Services, Inc.	373,174
3,546	Paychex, Inc.	410,840
		976,558
	Machinery — 5.6%
1,521	Cummins, Inc.	379,550
1,363	Illinois Tool Works, Inc.	321,722
2,072	Snap-on, Inc.	515,369
		1,216,641
	Media — 3.5%
8,342	Comcast Corp. Class A	328,258
11,889	Interpublic Group of Cos., Inc.	433,473
		761,731
	Multi-Utilities — 2.5%
4,609	DTE Energy Co.	536,349
	Oil, Gas & Consumable Fuels — 4.6%
3,378	Chevron Corp.	587,840
4,209	Phillips 66	422,036
		1,009,876
	Pharmaceuticals — 7.7%
7,138	Bristol-Myers Squibb Co.	518,576
901	Eli Lilly & Co.	310,079
3,565	Johnson & Johnson	582,592
6,103	Pfizer, Inc.	269,509
		1,680,756
	Road & Rail — 1.8%
1,913	Union Pacific Corp.	390,615
	Semiconductors & Semiconductor Equipment — 2.8%
3,379	Texas Instruments, Inc.	598,793
	Software — 2.1%
5,235	Oracle Corp.	463,088
	Specialty Retail — 4.5%
1,615	Home Depot, Inc.	523,535
3,780	Ross Stores, Inc.	446,758
		970,293
	Technology Hardware, Storage & Peripherals — 1.5%
4,993	NetApp, Inc.	330,686
	TOTAL COMMON STOCKS (Cost $15,018,510)	21,440,031
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 1.3%
$287,572	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $287,582, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $300,000, coupon rate of 3.000%, due 06/30/2024, market value of $293,367)	$287,572
TOTAL REPURCHASE AGREEMENT (Cost $287,572)		287,572
TOTAL INVESTMENTS (Cost $15,306,082)	100.0%	$21,727,603
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	2,018
NET ASSETS	100.0%	$21,729,621

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.1%
22,100	SPDR S&P 500 ETF Trust[1]	$8,983,208
30,000	Vanguard S&P 500 ETF[1]	11,203,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	20,186,408
Face Amount
U.S. TREASURY BILLS* — 21.7%
$21,000,000	U.S. Treasury Bill, 2.349% due 02/23/23[1]	20,942,860
54,000,000	U.S. Treasury Bill, 1.735% due 03/23/23[1]	53,666,625
20,000,000	U.S. Treasury Bill, 3.082% due 07/13/23[1]	19,588,025
14,500,000	U.S. Treasury Bill, 4.067% due 09/7/23[1]	14,093,899
	TOTAL U.S. TREASURY BILLS (Cost $108,727,963)	108,291,409
REPURCHASE AGREEMENT* — 0.5%
2,724,124	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $2,724,221, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $2,841,500, coupon rate of 3.000%, due 06/30/2024, market value of $2,778,677)	2,724,124
	TOTAL REPURCHASE AGREEMENT (Cost $2,724,124)	2,724,124
TOTAL PURCHASED OPTIONS (Cost $1,055,906,687)	228.9%	1,139,914,788
TOTAL INVESTMENTS (Cost $1,173,789,383)	255.2%	$1,271,116,729
LIABILITIES IN EXCESS OF OTHER ASSETS	(155.2)	(773,082,092)
NET ASSETS[2]	100.0%	$498,034,637

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $150,597 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/17/23	USD	3,709	$1,512,010,940	$1,139,831,335	$1,053,750,018	$86,081,317
PUTS:
S&P 500 Index	OCC**	2,000.00	03/17/23	USD	3,709	1,512,010,940	83,453	2,156,669	(2,073,216)
TOTAL PURCHASED OPTIONS						$3,024,021,880	$1,139,914,788	$1,055,906,687	$84,008,101
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	03/17/23	USD	3,709	(1,512,010,940)	(771,193,825)	(690,512,530)	(80,681,295)
PUTS:
S&P 500 Index	OCC**	3,800.00	02/17/23	USD	710	(289,438,600)	(596,400)	(1,932,874)	1,336,474
S&P 500 Index	OCC**	3,805.00	02/17/23	USD	10	(4,076,600)	(8,700)	(33,785)	25,085
S&P 500 Index	OCC**	3,915.00	02/17/23	USD	27	(11,006,820)	(54,675)	(155,235)	100,560
S&P 500 Index	OCC**	4,000.00	02/17/23	USD	114	(46,473,240)	(434,340)	(1,096,067)	661,727
S&P 500 Index	OCC**	1,000.00	03/17/23	USD	3,709	(1,512,010,940)	(9,273)	(248,820)	239,547
TOTAL PUTS						$(1,863,006,200)	$(1,103,388)	$(3,466,781)	$2,363,393
TOTAL WRITTEN OPTIONS						$(3,375,017,140)	$(772,297,213)	$(693,979,311)	$(78,317,902)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 20.3%
6,900	iShares MSCI EAFE ETF	$493,695
94,000	iShares MSCI Emerging Markets ETF	3,887,840
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,253,454)	4,381,535
Face Amount
U.S. TREASURY BILLS* — 17.0%
$1,600,000	U.S. Treasury Bill, 2.349% due 02/23/23[1]	1,595,647
2,100,000	U.S. Treasury Bill, 1.735% due 03/23/23[1]	2,087,035
	TOTAL U.S. TREASURY BILLS (Cost $3,692,558)	3,682,682
REPURCHASE AGREEMENT* — 1.9%
405,907	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $405,921, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $423,400, coupon rate of 3.000%, due 06/30/2024, market value of $414,039)	405,907
	TOTAL REPURCHASE AGREEMENT (Cost $405,907)	405,907
TOTAL PURCHASED OPTIONS (Cost $37,831,192)	186.6%	40,261,213
TOTAL INVESTMENTS (Cost $46,183,111)	225.8%	$48,731,337
LIABILITIES IN EXCESS OF OTHER ASSETS	(125.8)	(27,151,290)
NET ASSETS[2]	100.0%	$21,580,047

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $169,197 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/17/23	USD	131	$53,403,460	$40,258,265	$37,771,326	$2,486,939
PUTS:
S&P 500 Index	OCC**	2,000.00	03/17/23	USD	131	53,403,460	2,948	59,866	(56,918)
TOTAL PURCHASED OPTIONS						$106,806,920	$40,261,213	$37,831,192	$2,430,021
WRITTEN OPTIONS
CALLS:
iShares MSCI Emerging Markets ETF	OCC**	42.00	02/17/23	USD	600	2,481,600	(27,600)	(38,700)	11,100
S&P 500 Index	OCC**	2,000.00	03/17/23	USD	131	53,403,460	(27,238,175)	(24,902,728)	(2,335,447)
TOTAL CALLS						$55,885,060	$(27,265,775)	$(24,941,428)	$(2,324,347)
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	41.00	02/17/23	USD	200	827,200	(10,400)	(9,610)	(790)
iShares MSCI EAFE ETF	OCC**	69.00	02/17/23	USD	50	357,750	(1,450)	(2,635)	1,185
Russell 2000 Index	OCC**	1,850.00	02/17/23	USD	10	1,931,940	(12,650)	(23,285)	10,635
S&P 500 Index	OCC**	3,975.00	02/17/23	USD	20	8,153,200	(63,600)	(231,985)	168,385
S&P 500 Index	OCC**	1,000.00	03/17/23	USD	131	53,403,460	(328)	(6,820)	6,492
TOTAL PUTS						$64,673,550	$(88,428)	$(274,335)	$185,907
TOTAL WRITTEN OPTIONS						$120,558,610	$(27,354,203)	$(25,215,763)	$(2,138,440)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 12.6%
	Federal Home Loan Bank — 9.7%
$15,000,000	2.750% due 12/13/24	$14,563,088
7,000,000	0.375% due 9/23/25[1]	6,369,286
11,500,000	3.250% due 11/16/28[1]	11,264,043
		32,196,417
	Federal National Mortgage Association — 2.9%
6,000,000	2.625% due 9/6/24[1]	5,837,629
3,960,000	2.125% due 4/24/26[1]	3,756,237
		9,593,866
	TOTAL AGENCY NOTES (Cost $44,756,121)	41,790,283
MORTGAGE-BACKED SECURITIES*,2 — 35.7%
	Federal Home Loan Mortgage Corporation — 20.1%
255	# G13396, 5.500% due 12/1/23	255
23,766	# D78677, 8.000% due 3/1/27	23,798
39,637	# C00742, 6.500% due 4/1/29	41,472
1,371,928	# J38111, 3.000% due 12/1/32	1,330,538
11,646	# A68937, 6.000% due 11/1/37	12,052
134,112	# A69653, 5.500% due 12/1/37	140,560
153,069	# A73370, 5.000% due 2/1/38	157,478
125,500	# A90421, 4.500% due 12/1/39	127,642
38,700	# A92890, 4.500% due 7/1/40	39,093
491,427	# A97620, 4.500% due 3/1/41	499,946
802,828	# C03770, 3.500% due 2/1/42	775,681
413,674	# Q07651, 3.500% due 4/1/42	399,191
867,866	# Q41208, 3.500% due 6/1/46	832,084
3,472,554	# G08737, 3.000% due 12/1/46	3,219,656
1,225,898	# Q45735, 3.000% due 1/1/47	1,135,703
2,194,340	# Q46279, 3.500% due 2/1/47	2,100,144
2,334,629	# Q47596, 4.000% due 4/1/47	2,297,847
7,207,250	# RA3173, 3.000% due 7/1/50	6,602,915
11,176,622	# SD8152, 3.000% due 6/1/51	10,196,745
7,466,714	# SD8196, 3.500% due 2/1/52	7,008,789
14,655,799	# SD8201, 3.000% due 3/1/52	13,326,580
4,883,786	# SD8257, 4.500% due 10/1/52	4,823,655
7,896,546	# SD8277, 5.500% due 12/1/52	8,025,811
3,510,367	# QF6499, 5.000% due 1/1/53	3,537,374
		66,655,009
	Federal National Mortgage Association — 15.5%
128	# 125275, 7.000% due 3/1/24	128
126,472	# AH6827, 4.000% due 3/1/26	125,589
125,562	# AI1657, 4.000% due 4/1/26	125,882
234,489	# AB3900, 3.000% due 11/1/26	227,529
11,469	# 373328, 8.000% due 3/1/27	11,443
339,108	# AK4751, 3.000% due 4/1/27	329,149
2,493	# 390895, 8.000% due 6/1/27	2,485
644,890	# AO0533, 3.000% due 6/1/27	624,822
20,358	# 397602, 8.000% due 8/1/27	20,355
2,247	# 252806, 7.500% due 10/1/29	2,354
129	# 523497, 7.500% due 11/1/29	132
1,618,340	# BC2462, 3.000% due 2/1/31	1,572,484
702	# 588945, 7.000% due 6/1/31	708
3,491,917	# AS7429, 2.500% due 6/1/31	3,317,057
32,237	# 607862, 7.000% due 9/1/31	32,511
1,519	# 656872, 6.500% due 8/1/32	1,572
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$2,258,500	# MA3391, 3.000% due 6/1/33	$2,171,617
71,828	# 789856, 6.000% due 8/1/34	74,209
16,157	# 829202, 5.000% due 7/1/35	16,439
52,224	# 826586, 5.000% due 8/1/35	53,673
14,400	# 256216, 7.000% due 4/1/36	15,271
40,955	# 898412, 5.000% due 10/1/36	41,681
6,031	# 910894, 5.000% due 2/1/37	6,109
13,436	# 912456, 6.500% due 3/1/37	13,915
172,025	# 973241, 5.000% due 3/1/38	176,795
41,252	# 975593, 5.000% due 6/1/38	42,297
67,633	# 257573, 5.500% due 2/1/39	71,046
167,969	# AD7128, 4.500% due 7/1/40	170,008
8,466,823	# MA4152, 2.000% due 10/1/40	7,436,967
1,654,167	# AH1568, 4.500% due 12/1/40	1,681,086
672,867	# AH6991, 4.000% due 1/1/41	664,794
459,123	# AH4004, 4.500% due 3/1/41	466,114
395,567	# AH8351, 4.000% due 3/1/41	390,819
457,157	# AJ1315, 4.000% due 9/1/41	453,195
548,184	# AI8779, 4.000% due 11/1/41	541,605
809,875	# AJ5958, 4.000% due 12/1/41	800,152
268,926	# AK5070, 3.500% due 3/1/42	259,401
1,154,473	# AK5426, 3.500% due 3/1/42	1,114,300
3,085,225	# AT7682, 3.500% due 6/1/43	2,976,176
1,446,092	# AS6326, 3.500% due 12/1/45	1,384,201
1,147,090	# AS6881, 3.500% due 3/1/46	1,096,810
1,521,677	# BC0960, 4.000% due 6/1/46	1,499,319
849,756	# AS8966, 4.000% due 3/1/47	834,640
1,127,966	# AS9988, 4.500% due 7/1/47	1,135,047
1,513,039	# MA3210, 3.500% due 12/1/47	1,443,508
1,231,932	# BJ9251, 3.500% due 6/1/48	1,175,534
4,836,611	# FM3727, 3.000% due 7/1/50	4,435,673
5,031,874	# BQ2863, 2.500% due 9/1/50	4,451,832
8,727,742	# CA7231, 2.500% due 10/1/50	7,710,595
		51,199,028
	Government National Mortgage Association — 0.1%
7,619	# 476259, 7.000% due 8/15/28	7,609
1,231	# 485264, 7.500% due 2/15/31	1,230
5,949	# 559304, 7.000% due 9/15/31	5,947
113,257	# 651859, 5.000% due 6/15/36	117,022
75,225	# 782150, 5.500% due 4/15/37	78,388
12,658	# 662521, 6.000% due 8/15/37	13,223
18,820	# 677545, 6.000% due 11/15/37	19,335
19,488	# 676291, 6.000% due 12/15/37	20,026
18,766	# 685836, 5.500% due 4/15/38	19,146
139,348	# 698235, 5.000% due 6/15/39	143,987
		425,913
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $129,803,803)	118,279,950
CORPORATE NOTES* — 22.9%
	Banking — 5.0%
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.51 + 3.71%), 3.705% due 4/24/28[3]	4,767,710
6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 3.51%), 3.509% due 1/23/29[3]	5,622,166
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Banking — (Continued)
$6,500,000	PNC Bank NA, 3.250% due 6/1/25	$6,313,110
		16,702,986
	Beverages, Food & Tobacco — 2.8%
10,000,000	Archer-Daniels-Midland Co., 3.250% due 3/27/30	9,330,761
	Computer Software & Processing — 2.4%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	639,339
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,404,941
		8,044,280
	Electric Utilities — 1.1%
4,140,000	DTE Electric Co., 4.300% due 7/1/44	3,795,391
	Electronics — 2.1%
4,000,000	Emerson Electric Co., 1.800% due 10/15/27	3,568,209
4,000,000	QUALCOMM, Inc., 1.300% due 5/20/28	3,481,260
		7,049,469
	Heavy Machinery — 1.1%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30	3,614,399
	Insurance — 2.7%
5,100,000	Aflac, Inc., 2.875% due 10/15/26[1]	4,826,990
4,000,000	MetLife, Inc., 4.550% due 3/23/30	4,062,198
		8,889,188
	Media - Broadcasting & Publishing — 2.0%
7,000,000	Comcast Corp., 3.150% due 2/15/28	6,625,990
	Pharmaceuticals — 2.5%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	3,338,662
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	4,843,209
		8,181,871
	Transportation — 1.2%
4,000,000	United Parcel Service, Inc., 3.400% due 3/15/29	3,828,322
	TOTAL CORPORATE NOTES (Cost $84,282,543)	76,062,657
U.S. TREASURY NOTES/BONDS* — 27.4%
4,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	4,431,719
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	6,927,266
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	$3,667,656
5,000,000	U.S. Treasury Bonds, 3.250% due 5/15/42	4,639,063
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	8,958,867
10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	7,635,547
9,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	7,915,430
2,500,000	U.S. Treasury Notes, 3.000% due 7/31/24	2,446,289
9,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	8,762,695
10,000,000	U.S. Treasury Notes, 1.875% due 7/31/26	9,385,547
8,000,000	U.S. Treasury Notes, 2.750% due 5/31/29	7,620,625
10,000,000	U.S. Treasury Notes, 3.250% due 6/30/29	9,804,687
10,000,000	U.S. Treasury Notes, 1.875% due 2/15/32	8,774,609
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $101,488,533)	90,970,000
REPURCHASE AGREEMENT* — 0.8%
2,540,504	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $2,540,595, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $2,650,000, coupon rate of 3.000%, due 06/30/2024, market value of $2,591,411)	2,540,504
	TOTAL REPURCHASE AGREEMENT (Cost $2,540,504)	2,540,504
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.0%
9,886,315	State Street Navigator Securities Lending Government Money Market Portfolio[4]	9,886,315
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $9,886,315)	9,886,315
TOTAL INVESTMENTS (Cost $372,757,819)	102.4%	$339,529,709
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(8,058,687)
NET ASSETS	100.0%	$331,471,022

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2023.
[3]	Floating Rate Bond. Rate shown is as of January 31, 2023.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 2.2%
	Health Care Services — 2.2%
$1,000,000	CommonSpirit Health, 6.073% due 11/1/27	$1,042,547
	TOTAL CORPORATE NOTES (Cost $1,000,000)	1,042,547
MUNICIPAL BONDS* — 87.1%
	Alabama — 0.9%
185,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series A, 4.000% due 12/1/48[1]	185,520
150,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series D1, 4.000% due 12/1/24	151,871
100,000	Southeast Energy Authority, AL, Cooperative District, Project No.1, Revenue Bonds, Series A, 4.000% due 10/1/23	100,301
		437,692
	Arizona — 2.0%
200,000	City of Phoenix, AZ, Civic Improvement Corp, Revenue Bonds, Series A, 5.000% due 7/1/26	212,776
250,000	City of Phoenix, AZ, Civic Improvement Corp., Junior Line Airport, Revenue Bonds, AMT, Series B, 5.000% due 7/1/23	251,941
175,000	City of Yuma, AZ, Revenue Bonds, Refunding, 4.000% due 7/1/23	176,079
250,000	Pima County Unified School District No. 10 Amphitheater, AZ, General Obligation, Refunding, 5.000% due 7/1/26	271,994
		912,790
	California — 3.6%
350,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, AMT, Series D, 5.000% due 5/15/23	351,964
500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, AMT, Series A, 5.000% due 5/15/25	523,493
450,000	Golden State Tobacco Securitization Corp, CA, Revenue Bonds, Taxable Refunding, (State Appropriations), 1.400% due 6/1/25	418,052
350,000	San Francisco City & County Airport Comm-San Francisco International Airport, CA, Revenue Bonds, Series A, 5.000% due 5/1/25	370,844
		1,664,353
	Colorado — 1.6%
750,000	E-470 Public Highway Authority, CO, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%), 3.231% due 9/1/39[2]	746,796
	Connecticut — 2.2%
750,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series 2014A, 1.100% due 7/1/48[1]	749,753
250,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 8/15/26	253,597
		1,003,350
	Delaware — 0.5%
250,000	Delaware River & Bay Authority, DE, Revenue Bonds, Refunding, 5.000% due 1/1/24	255,554
	District Of Columbia — 2.2%
1,000,000	Metropolitan Washington Airports Authority Aviation Revenue, DC, Revenue Bonds, AMT, Refunding, Series A, 5.000% due 10/1/24	1,031,953
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — 10.1%
$275,000	Central Florida Expressway Authority, Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	$277,773
335,000	County of Broward, FL, Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	340,656
500,000	County of Broward, FL, Port Facilities Revenue, Revenue Bonds, AMT, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	517,422
200,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/23	203,290
250,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	267,114
455,000	County of Miami-Dade, FL, Seaport Department, Revenue Bonds, Prerefunded, Series A, 5.500% due 10/1/25	464,336
250,000	Hillsborough County School Board, FL, Master Lease Program,Certificate Participation, Refunding, 5.000% due 7/1/26	270,881
385,000	Hillsborough County School Board, FL, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 10/1/23	391,256
390,000	Manatee County Port Authority, FL, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24	366,605
515,000	Miami-Dade County Expressway Authority, FL, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	529,106
500,000	Orange County School Board, FL, Certificate of Participation, Refunding, 5.000% due 8/1/26	544,704
260,000	School Board of Miami-Dade County, FL, Certificate Participation, Refunding, Series D, 5.000% due 2/1/26	278,952
245,000	School District of Broward County, FL, Certificate Participation, Refunding, (BAM-TCRS Insured), 5.000% due 7/1/23	247,410
		4,699,505
	Georgia — 0.2%
105,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Taxable Refunding, Series B, 1.421% due 1/1/25	98,043
	Illinois — 9.1%
500,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, 5.000% due 1/1/24	508,197
250,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 1/1/24	253,058
300,000	Cook County School District No. 100 South Berwyn, IL, General Obligation Unlimited, Refunding, (BAM Insured), 4.000% due 12/1/23	303,307
500,000	County of Cook, IL, General Obligation Unlimited, Refunding, Series B, 4.000% due 11/15/23	503,927
500,000	DeKalb County Community Unit School District No. 428 DeKalb, IL, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	511,155
150,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Centre, Series A, 5.000% due 11/15/23	152,640
255,000	McHenry County Conservation District, IL, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	261,343
500,000	State of Illinois, General Obligation Unlimited, Refunding, Series C, 4.000% due 3/1/24	506,152
	State of Illinois, General Obligation Unlimited, Series A:
350,000	5.000% due 12/1/24	363,018
400,000	5.000% due 3/1/25	416,663
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$500,000	State of Illinois, Sales Tax Revenue, Revenue Bonds, Series B, 0.941% due 6/15/24	$473,091
		4,252,551
	Indiana — 0.6%
250,000	Hanover Middle School Building Corp, IN, Redunding and Improvement Bonds, Revenue Bonds, Refunding, (State Intercept Program), Series A, 5.000% due 1/15/26	268,809
	Kansas — 0.8%
375,000	Wyandotte County-Kansas City Unified Government, KS, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	383,450
	Kentucky — 3.4%
435,000	Kentucky Public Energy Authority, Revenue Bonds, Series A, 4.000% due 4/1/48[1]	435,924
185,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 108, Series B, 5.000% due 8/1/24	191,402
285,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 112, Series B, (State Appropriations), 5.000% due 11/1/24	296,563
250,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 127, Series B, 3.887% due 6/1/23	249,409
	Louisville & Jefferson County Metropolitan Government, KY, Health System Revenue, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 10/1/23	304,237
125,000	5.000% due 10/1/24	129,262
		1,606,797
	Louisiana — 1.5%
400,000	Ernest N Morial New Orleans Exhibition Hall Authority, LA, Special Tax, Refunding, 5.000% due 7/15/25	420,428
250,000	Jefferson Parish Consolidated Waterworks District No 2, LA, Revenue Bonds, Refunding, (BAM Insured), 4.000% due 2/1/26	262,240
		682,668
	Michigan — 4.0%
500,000	Eaton Rapids Public Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/25	517,216
500,000	Hazel Park School District, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/24	508,776
425,000	Maple Valley Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	426,496
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	201,324
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	204,118
		1,857,930
	Minnesota — 3.5%
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Revenue Bonds, AMT, Refunding, Series B:
500,000	5.000% due 1/1/25	517,571
1,065,000	5.000% due 1/1/26	1,120,866
		1,638,437
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Mississippi — 0.6%
$250,000	Mississippi Development Bank, Jackson Public School District, Revenue Bond, General Obligation (BAM Insured), 5.000% due 10/1/24	$260,057
	Nebraska — 0.9%
400,000	City of Lincoln, NE, Electric System Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/26	438,037
	Nevada — 1.9%
210,000	Clark County School District, NV, General Obligation Limited, Refunding, Series A, 5.000% due 6/15/24	217,196
240,000	Clark County School District, NV, General Obligation Limited, Series D, 5.000% due 6/15/24	248,224
300,000	County of Clark Department of Aviation, NV, Revenue Bonds, AMT, Refunding, 5.000% due 7/1/24	308,092
125,000	State of Nevada, General Obligation Limited, Refunding, Series H1, 5.000% due 6/1/24	126,082
		899,594
	New Jersey — 4.6%
300,000	Maple Shade Township School District, NJ, General Obligation Unlimited, Refunding, (SBRF Insured), 5.000% due 10/1/25	319,975
195,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series B, 4.000% due 11/1/25	201,490
200,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series II, 5.000% due 3/1/23	200,289
375,000	New Jersey Economic Development Authority, State Government Building Project, Revenue Bonds, Series A, 5.000% due 6/15/25	394,571
350,000	New Jersey Economic Development Authority, State Lease Revenue, Offshore Wind Port Project, Revenue Bonds, 4.914% due 3/1/24	350,690
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.000% due 6/15/24	515,423
155,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 4.000% due 12/15/23	156,684
		2,139,122
	New Mexico — 0.7%
335,000	State of New Mexico Severance Tax Permanent Fund, Revenue Bonds, Refunding, Series B, 4.000% due 7/1/24	342,709
	New York — 3.9%
225,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series A, Escrowed to Maturity, 5.000% due 3/15/24	231,538
150,000	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A, 5.000% due 3/15/24	154,459
500,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 3/15/24	514,940
200,000	Port Authority of New York & New Jersey, Revenue Bonds, AMT, Refunding, Series 226, 5.000% due 10/15/23	202,612
500,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	543,787
150,000	Port Authority of New York & New Jersey, Revenue Bonds, Series 179, 5.000% due 12/1/26	153,214
		1,800,550
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — 0.6%
$250,000	City of Charlotte, NC, General Obligation Unlimited, Series A, 5.000% due 6/1/24	$258,815
	Ohio — 2.1%
360,000	City of Akron, OH, Income Tax Revenue, Revenue Bonds, 4.000% due 12/1/23	364,980
265,000	Miami University, OH, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/24	275,614
325,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	330,238
		970,832
	Oregon — 0.4%
195,000	Washington Clackamas & Yamhill Counties School District No. 88J, OR, General Obligation Unlimited, Refunding, (School Bond Guaranty), 5.000% due 6/15/24	201,816
	Pennsylvania — 11.3%
500,000	Allegheny County Higher Education Building Authority, PA, Revenue Bonds, (SOFR*0.70+0.29%), 3.300% due 2/1/33[2]	485,590
	Allegheny County Hospital Development Authority, PA, Revenue Bonds, Refunding, University of Pittsburgh Medical Center, Series A:
300,000	5.000% due 7/15/23	303,207
325,000	5.000% due 7/15/25	344,293
250,000	Allegheny County Sanitary Authority, PA, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 12/1/25	268,867
215,000	Bensalem Township School District, PA, General Obligation Limited, Taxable Refunding (State Aid Withholding), 1.972% due 6/1/24	207,965
160,000	Bensalem Township School District, PA, General Obligation Limited, Taxable Refunding, Series B (State Aid Withholding), 1.917% due 6/1/23	158,611
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 7/1/24	528,530
400,000	County of Lehigh, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	403,536
125,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/26	136,112
750,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series B, 5.000% due 11/1/24	782,524
425,000	Montgomery County Higher Education and Health Authority, PA, Revenue Bonds, Refunding, Thomas Jefferson University Project, 5.000% due 9/1/23	430,259
525,000	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds, Refunding, Series B, 4.000% due 12/1/23	531,525
190,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series A-2, 5.000% due 12/1/24	198,614
105,000	Public Parking Authority of Pittsburgh, PA, Revenue Bonds, Prerefunded, Series A, Escrowed to Maturity, 5.000% due 12/1/23	107,180
195,000	Public Parking Authority of Pittsburgh, PA, Revenue Bonds, Unrefunded, Series A, Unrefunded portion, 5.000% due 12/1/23	198,368
200,000	School District of Philadelphia, PA, General Obligation Limited, Series A (State Aid Withholding), 5.000% due 9/1/23	202,649
		5,287,830
	South Carolina — 1.9%
250,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/24	259,964
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$400,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	$415,943
200,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/24	207,972
		883,879
	Tennessee — 0.5%
250,000	Memphis-Shelby County Airport Authority, TN, Revenue Bonds, Refunding, Series C, 5.000% due 7/1/23	251,889
	Texas — 6.4%
310,000	Arlington Higher Education Finance Corp., TX, Revenue Bonds, Series A, (PSF Guaranteed), 5.000% due 8/15/23	314,144
100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Taxable Refunding, Series C, 1.345% due 1/1/24	97,268
260,000	City of Grand Prairie, TX, Sales and USE Tax, Revenue Bonds, 3.000% due 2/15/24	261,411
170,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 7/1/24	174,585
425,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, Refunding, Series D, 5.000% due 7/1/26	462,974
225,000	Houston Community College System, TX, General Obligation Limited, 5.000% due 2/15/23	225,211
1,000,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, Series 2022, 5.000% due 5/15/24	1,030,185
230,000	North Texas Municipal Water District, Revenue Bonds, Refunding and Improvement Bonds, 5.000% due 6/1/24	237,926
200,000	Pleasanton Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/23	202,738
		3,006,442
	Virginia — 0.5%
250,000	Greater Richmond Convention Center Authority, VA, Revenue Bonds, Refunding, 5.000% due 6/15/23	252,285
	Washington — 1.8%
350,000	Chelan County Public Utility District No 1, WA, Revenue Bonds, Refunding, Series A, (NPFG Insured), 0.000% due 6/1/23[3]	346,963
500,000	Clark County Public Utility District No. 1 Generating System Revenue, WA, Revenue Bonds, 5.000% due 1/1/24	511,383
		858,346
	Wisconsin — 2.8%
215,000	City of Eau Claire, WI, General Obligation Unlimited, Refunding, Series D, 1.400% due 4/1/24	210,000
300,000	City of Milwaukee, WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	313,652
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
250,000	5.000% due 11/15/23	254,380
220,000	5.000% due 11/15/25	228,570
300,000	5.000% due 11/15/26	311,577
		1,318,179
	TOTAL MUNICIPAL BONDS (Cost $41,164,851)	40,711,060
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Face Amount		Value
U.S. TREASURY BILL* — 9.3%
$4,500,000	U.S. Treasury Bill, 4.696% due 12/28/23	$4,316,231
	TOTAL U.S. TREASURY BILL (Cost $4,316,190)	4,316,231
REPURCHASE AGREEMENT* — 0.5%
243,018	With Fixed Income Clearing Corp., dated 1/31/23, 1.28%, principal and interest in the amount of $243,027, due 2/1/23, (collateralized by a U.S. Treasury Note with a par value of $253,500, coupon rate of 3.000%, due 06/30/2024, market value of $247,895)	243,018
	TOTAL REPURCHASE AGREEMENT (Cost $243,018)	243,018
TOTAL INVESTMENTS (Cost $46,724,059)	99.1%	$46,312,856
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	423,204
NET ASSETS	100.0%	$46,736,060

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2023.
[2]	Floating Rate Bond. Rate shown is as of January 31, 2023.
[3]	Zero Coupon Bond.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SBRF — School Bond Reserve Fund
See Notes to Schedules of Portfolio Investments
65

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2023 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.5%
	Health Care Services — 0.1%
$300,000	Tower Health, 4.451% due 2/1/50	$140,073
	Lodging — 0.4%
1,000,000	Wild Rivers Water Park, 8.500% due 11/1/51[1]	815,419
	TOTAL CORPORATE NOTES (Cost $987,230)	955,492
MUNICIPAL BONDS* — 95.9%
	Alabama — 1.5%
500,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series B, (AGMC Insured), 0.000% due 10/1/25[2]	456,892
1,070,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series D, 6.000% due 10/1/42	1,143,015
500,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series E, 0.000% due 10/1/34[2]	219,446
500,000	Montgomery Medical Clinic Board, AL, Health Care Facility Revenue, Revenue Bonds, Refunding, 5.000% due 3/1/30	503,954
500,000	Sumter County Industrial Development Authority, AL, Exempt Facilities Revenue, Revenue Bonds, 6.000% due 7/15/52[3]	458,382
		2,781,689
	Alaska — 0.1%
1,675,000	Northern Tobacco Securitization Corp., AK, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/66[2]	221,878
	Arizona — 3.6%
555,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series A, 7.750% due 7/1/50[4,5]	360,750
500,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series C, 6.750% due 7/1/30[4]	325,000
300,000	Arizona Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[4]	293,396
250,000	Arizona Industrial Development Authority, Education Revenue, Cadence Campus Project, Revenue Bonds, Series A, 4.000% due 7/15/50[4]	197,782
315,000	Arizona Industrial Development Authority, Education Revenue, Macombs Fac Project, Revenue Bonds, Series A, 4.000% due 7/1/36	303,228
500,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/42	451,347
	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[4]	234,002
125,000	5.000% due 7/15/49[4]	116,667
300,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[4]	306,648
25,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, Escrowed to Maturity, 5.000% due 7/1/23[4]	25,238
250,000	Glendale Industrial Development Authority, AZ, Senior Living Facility, Revenue Bonds, Refunding, 5.000% due 5/15/39	241,073
See Notes to Schedules of Portfolio Investments
66

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding:
$500,000	5.000% due 7/1/35[4]	$502,266
250,000	5.000% due 7/1/45[4]	238,328
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
135,000	5.750% due 7/1/24[4]	137,077
500,000	6.750% due 7/1/44[4]	512,528
500,000	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[4]	477,410
110,000	Industrial Development Authority of the County of Pima, AZ, Education Revenue, Revenue Bonds, 4.000% due 6/15/41[4]	92,990
290,000	La Paz County Industrial Development Authority, AZ, Revenue Bonds,Series A, 5.000% due 2/15/46[4]	251,120
750,000	Maricopa County Industrial Development Authority, AZ, Educational Revenue, Paradise Schools Project, Revenue Bonds, Refunding, 5.000% due 7/1/36[4]	756,284
375,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series A, 6.000% due 7/1/52[4]	389,515
150,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, 5.000% due 12/1/54	129,363
250,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/38	209,982
		6,551,994
	California — 7.1%
1,000,000	California Community Choice Financing Authority, Green Bond Clean Energy Project, Revenue Bonds, (SOFR*0.67+1.63%), 4.511% due 7/1/53[6]	1,003,344
2,500,000	California Community Housing Agency, Revenue Bonds, Series A-2, 0.000% due 8/1/65[2,4]	160,922
1,000,000	California Community Housing Agency, Revenue Bonds, Series B, 5.500% due 2/1/40[4]	949,214
250,000	California Community Housing Agency, Verdant at Green Valley Project, Revenue Bonds, Series A, 5.000% due 8/1/49[4]	242,851
284,626	California Housing Finance Agency, Revenue Bonds, Series A-1, 4.250% due 1/15/35	284,420
334,008	California Housing Finance Agency, Revenue Bonds, Series A-3, Class A, 3.250% due 8/20/36	309,545
430,000	California Infrastructure & Economic Development Bank, Brightline West Rail Project, Revenue Bonds, AMT, 7.750% due 1/1/50[3,4]	430,477
1,870,000	California Infrastructure & Economic Development Bank, Cabs-Sub-WFCS- Portfolio Project, Revenue Bonds, Series B, 0.000% due 1/1/61[2,4]	107,346
	California Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A:
360,000	5.000% due 6/1/36	370,384
500,000	5.000% due 6/1/46	506,259
300,000	California Municipal Finance Authority, Higher Education Revenue, Revenue Bonds, Series A, 5.000% due 11/1/46[4]	297,505
750,000	California Municipal Finance Authority, Student Housing Revenue Bonds, Series 2021, (BAM Insured), 3.000% due 5/15/51	596,171
335,000	California School Finance Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[4]	321,905
250,000	California Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	261,532
See Notes to Schedules of Portfolio Investments
67

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$500,000	California Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[4]	$500,879
645,000	California Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	599,245
110,000	Chino Valley Unified School District, CA, General Obligation Unlimited, Election of 2016, Series C, 0.000% due 8/1/35[2]	70,162
250,000	City & County of San Francisco Community Facilities District No. 2016-1, CA, Special Tax, Revenue Bond, Series 2022-A, 4.000% due 9/1/42[4]	233,399
465,000	CMFA Special Finance Agency XII, CA,Revenue Bonds, Series A-1, 3.250% due 2/1/57[4]	330,585
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A-2:
500,000	3.250% due 7/1/56[4]	358,589
390,000	3.250% due 4/1/57[4]	284,805
500,000	3.125% due 6/1/57[4]	355,813
875,000	4.000% due 6/1/58[4]	707,148
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56[4]	75,589
	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A:
600,000	5.000% due 7/1/45[4]	521,889
500,000	5.000% due 7/1/61[4]	410,609
720,000	Madera Unified School District, CA, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[2]	580,541
250,000	River Islands Public Financing Authority, CA, Special Tax, Series 1, 4.000% due 9/1/41	220,311
500,000	River Islands Public Financing Authority, CA, Special Tax, Series A, 5.000% due 9/1/48	502,263
500,000	River Islands Public Financing Authority, CA, Special Tax, Series B, 5.750% due 9/1/52	501,756
1,000,000	Riverside County Redevelopment Successor Agency, CA, Tax Allocation, Series B, 0.000% due 10/1/39[2]	502,764
200,000	Seal Beach Community Facilities District No. 2005-1, CA, Special Tax, Refunding, 3.000% due 9/1/29	195,070
		12,793,292
	Colorado — 8.2%
500,000	Amber Creek Metropolitan District, CO, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	465,148
500,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	525,740
500,000	Banning Lewis Ranch Metropolitan District No. 8, CO, General Obligation Limited, Series A, 4.875% due 12/1/51[4]	396,551
500,000	Base Village Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	502,597
206,000	Bradburn Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	197,896
525,000	Broadway Park North Metropolitan District No 2, CO, General Obligation Limited, 5.000% due 12/1/49[4]	493,677
740,000	Buffalo Ridge Metropolitan District, CO, General Obligation Limited, Series B, 7.375% due 12/15/47	722,212
500,000	Clear Creek Station Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	474,979
	Colorado Health Facilities Authority, Frasier Project, Revenue Bonds, Refunding, Series 2023-A:
55,000	4.000% due 5/15/41[7]	44,582
215,000	4.000% due 5/15/48[7]	161,466
500,000	Colorado Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	484,108
See Notes to Schedules of Portfolio Investments
68

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$250,000	Colorado Health Facilities Authority, Hospital Revenue, Parkview Medical Center Project, Revenue Bonds, Series A, 4.000% due 9/1/50	$216,558
	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 1/1/37	366,844
35,000	4.000% due 1/1/42	26,654
250,000	Colorado Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	227,180
269,000	Copper Ridge Metropolitan District, CO, Revenue Bonds, 4.000% due 12/1/29	249,599
235,000	Denver Urban Renewal Authority, CO, Tax Allocation, Series A, 5.250% due 12/1/39[4]	238,562
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[4]	530,953
470,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	435,018
798,000	Gardens on Havana Metropolitan District No. 3, CO, Revenue Bonds, Series A, 4.625% due 12/1/27	792,672
500,000	Hunters Overlook Metropolitan District No. 5, CO, General Obligation Limited, Series A, 5.000% due 12/1/49	462,618
500,000	Independence Metropolitan District No 3, CO, General Obligation Limited, Series A, 6.250% due 12/1/49	463,794
494,000	Leyden Ranch Metropolitan District, CO, General Obligation Unlimited, Series A, 5.125% due 12/1/47	472,035
750,000	Longs Peak Metropolitan District, CO, General Obligation Limited, Series 2021, 5.250% due 12/1/51[4]	647,806
500,000	Parkside at City Centre Business Improvement District, CO, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	488,062
200,000	Rampart Range Metropolitan District No. 5, CO, Revenue Bonds, 4.000% due 12/1/51	142,482
500,000	Senac South Metropolitan District No 1, CO, General Obligation Limited, Series A-3, 5.250% due 12/1/51	437,571
750,000	Southglenn Metropolitan District, CO, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	752,394
	Southlands Metropolitan District No. 1, CO, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	202,674
325,000	5.000% due 12/1/47	310,356
555,000	STC Metropolitan District No 2, CO, General Obligation Limited, Refunding, Series A, 3.000% due 12/1/25	528,645
520,000	Thompson Crossing Metropolitan District No. 4, CO, General Obligation Limited, Refunding, 3.500% due 12/1/29	477,057
	Vauxmont Metropolitan District, CO, General Obligation Limited, Refunding, (AGMC Insured):
250,000	5.000% due 12/1/32	283,650
160,000	5.000% due 12/15/32	172,189
500,000	Waterfront at Foster Lake Metropolitan District No 2, CO, Revenue Bonds, Series 2022, 4.625% due 12/1/28	462,896
500,000	Westcreek Metropolitan District No 2, CO, General Obligation Limited, Series A, 5.375% due 12/1/48	482,400
500,000	Westerly Metropolitan District No. 4, CO, General Obligation Limited, Series A-1, 5.000% due 12/1/50	442,803
		14,782,428
	Connecticut — 0.7%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[4]	383,844
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — (Continued)
$165,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[4]	$159,076
125,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series E, 4.000% due 7/1/41	108,241
125,000	Harbor Point Infrastructure Improvement District, CT, Special Obligation Revenue, Tax Allocation, Harbor Point Project, Refunding, 5.000% due 4/1/30[4]	127,152
500,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[4]	505,330
45,000	Steel Point Infrastructure Improvement District, CT, Special Obligation Tax Allocation, Steelpointe Harbor Project, 4.000% due 4/1/51[4]	35,495
		1,319,138
	District Of Columbia — 1.2%
3,415,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[2]	810,518
1,000,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series C, 0.000% due 6/15/55[2]	100,937
500,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series D, 0.000% due 6/15/55[2]	42,532
225,000	District of Columbia, KIPP Obligated Group, Revenue Bonds, Refunding, Series A, (MBIA Insured), 5.000% due 7/1/27	238,219
2,000,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[2]	966,975
		2,159,181
	Florida — 4.8%
105,000	Alachua County Health Facilities Authourity, FL, Revenue Bonds, Series 2021, 4.000% due 10/1/40	89,247
115,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	115,291
160,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[4]	158,510
290,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series A-1, 5.000% due 7/1/56[4]	269,174
6,500,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series B, 0.000% due 7/1/61[2,4]	367,530
250,000	Capital Trust Agency Inc, FL, Viera Charter Schools Inc Project, Revenue Bonds, Series A, 5.000% due 10/15/49[4]	235,252
	City of Atlantic Beach, FL, Healthcare Facilities, Fleet Landing Project, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	513,585
250,000	5.000% due 11/15/53	240,122
500,000	City of Pompano Beach, FL, John Knox Vlg Project, Revenue Bonds, Series 2021-A, 4.000% due 9/1/56	375,242
250,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, 6.000% due 8/15/57[4]	239,147
225,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/52	185,057
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series C, 5.000% due 9/15/50[4]	119,647
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$100,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Series 2022, 5.250% due 6/15/29[4]	$100,536
865,000	Florida Housing Finance Corp., Revenue Bonds, Series 2, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 7/1/52	851,002
300,000	Lakewood Ranch Stewardship District, FL, Special Assessment Revenue, Lakewood National & Polo Run Project, 5.375% due 5/1/47	300,616
285,000	Lee County Industrial Development Authority, FL, Healthcare Facilities, Healthpark Florida Inc Project, Revenue Bonds, Series A, 5.250% due 10/1/57	250,578
500,000	Lee County Industrial Development Authority, FL, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	505,698
750,000	Orange County Health Facilities Authority, FL, Revenue Bonds, 5.000% due 8/1/40	767,534
55,000	Palm Beach County Health Facilities Authority, FL, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	54,902
	Palm Beach County Health Facilities Authority, FL, Revenue Bonds, Series A:
100,000	11.500% due 7/1/27[4]	97,762
145,000	5.000% due 6/1/55	132,259
5,000	Palm Beach County Health Facilities Authority, FL, Revenue Bonds, Series B, 5.000% due 11/15/42	5,006
	Sarasota County Health Facilities Authority, FL, Retirement Facilities Revenue, Village on the Isle Project, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	519,387
250,000	5.000% due 1/1/42	229,078
210,000	Sawyers Landing Community Development District, FL, Special Assessment, 4.250% due 5/1/53	171,353
500,000	Southeast Overtown Park West Community Redevelopment Agency, FL, Tax Allocation, Series A-1, 5.000% due 3/1/30[4]	509,793
135,000	Town Center at Palm Coast Community Development District, FL, Special Assessment, 6.000% due 5/1/36	135,054
	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment, Refunding:
650,000	3.750% due 5/1/31	603,574
500,000	4.125% due 5/1/37	465,566
		8,607,502
	Georgia — 0.7%
150,000	Atlanta Urban Redevelopment Agency, GA, Revenue Bonds, Series 2021, 3.625% due 7/1/42[4]	128,408
125,000	Development Authority of Monroe County, GA, Revenue Bonds, Series A, 1.500% due 1/1/39[3]	119,239
390,000	Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/50	396,109
340,000	Macon-Bibb County Urban Development Authority, GA, Revenue Bonds, Series A, 5.750% due 6/15/37[4]	348,268
200,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds, Series A, 5.000% due 7/1/60	201,894
		1,193,918
	Guam — 0.4%
175,000	Guam Department of Education, Certificate Participation, Refunding, Series A, 5.000% due 2/1/40	178,133
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Guam — (Continued)
	Territory of Guam, Revenue Bonds, Refunding, Series F:
$105,000	4.000% due 1/1/36	$103,752
500,000	4.000% due 1/1/42	469,334
		751,219
	Idaho — 1.0%
	Idaho Health Facilities Authority, Kootenai Health Project, Revenue Bonds, Series A:
250,000	4.375% due 7/1/34	253,500
500,000	4.750% due 7/1/44	504,607
250,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/40[4]	250,224
735,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[4]	784,148
		1,792,479
	Illinois — 7.5%
100,000	Chicago Board of Education, IL, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	106,604
	Chicago Board of Education, IL, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[2]	145,911
710,000	0.000% due 12/1/25[2]	646,769
170,000	5.500% due 12/1/26	177,454
550,000	0.000% due 12/1/29[2]	424,269
1,205,000	0.000% due 12/1/31[2]	847,756
1,150,000	Chicago Board of Education, IL, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[2]	809,062
500,000	Chicago Board of Education, IL, General Obligation Unlimited, Series H, 5.000% due 12/1/46	501,454
600,000	City of Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[2]	447,037
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C:
250,000	0.000% due 1/1/27[2]	217,450
435,000	0.000% due 1/1/31[2]	320,349
305,000	City of Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	335,714
145,000	City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, (AMBAC Insured), 5.750% due 11/1/30	159,280
500,000	Cook County Community College District No. 508, IL, General Obligation Unlimited, 5.250% due 12/1/43	501,884
320,000	Illinois Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	322,216
400,000	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds, Refunding, 5.000% due 5/15/36	367,820
	Illinois Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	231,002
500,000	5.000% due 7/1/47	420,912
355,000	Illinois Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	354,657
270,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (FHLMC/ FNMA / GNMA Insured), 4.250% due 10/1/49	274,676
285,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 4/1/51	280,854
475,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	482,515
See Notes to Schedules of Portfolio Investments
72

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$440,000	Illinois Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured), 0.000% due 6/15/26[2]	$394,636
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, (BAM,NPFG Insured), 0.000% due 6/15/28[2]	209,430
525,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, Series B-1, (AGMC Insured), 0.000% due 6/15/27[2]	456,019
	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured):
485,000	0.000% due 6/15/31[2]	355,618
1,000,000	0.000% due 6/15/36[2]	562,726
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC, MBIA Insured), 0.000% due 12/15/29[2]	1,581,505
175,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series A, 0.000% due 12/15/37[2]	87,726
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series B, 5.000% due 12/15/40	507,438
250,000	United City of Yorkville, IL, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	255,631
250,000	Village of Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	233,457
500,000	Volo Village Special Service Area No. 3 & 6, IL, Special Tax, Symphony Meadows/Lancaster Falls Project, Refunding, (AGMC Insured), 2.875% due 3/1/25	500,586
		13,520,417
	Indiana — 2.2%
100,000	City of Fort Wayne, IN, Revenue Bonds, Revenue Bonds, 10.750% due 12/1/29	99,905
740,000	City of Fort Wayne, IN, Revenue Bonds, Revenue Bonds, AMT, 9.000% due 12/1/44[4]	746,261
	Indiana Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A, Forward Refunding 11/15/23:
345,000	5.750% due 11/15/28	351,626
330,000	6.500% due 11/15/33	338,059
250,000	Indiana Finance Authority, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 3.000% due 11/1/30	224,581
260,000	Indiana Finance Authority, Pollution Control, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 2.500% due 11/1/30	225,165
1,000,000	Indiana Finance Authority, Revenue Bonds, Refunding, Series 2019, 7.000% due 3/1/39[4]	768,892
	Indiana Finance Authority, Revenue Bonds, Refunding, Series A:
250,000	1.400% due 8/1/29	223,788
455,000	4.000% due 11/15/43	356,786
	Indiana Finance Authority, Revenue Bonds, Series A:
600,000	5.000% due 11/15/38	597,363
100,000	5.250% due 11/15/46	99,588
		4,032,014
	Iowa — 0.4%
730,000	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Revenue Bonds, Refunding, 5.000% due 12/1/50	733,329
See Notes to Schedules of Portfolio Investments
73

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kansas — 0.3%
	City of Overland Park, KS, Sales Tax Revenue, Bluhawk Star Bond Project, Revenue Bonds:
$100,000	6.000% due 11/15/34[4]	$104,086
200,000	6.500% due 11/15/42[4]	206,501
150,000	Wyandotte County-Kansas City Unified Government, KS, Revenue Bonds, Refunding, 5.000% due 12/1/34	142,652
30,000	Wyandotte County-Kansas City Unified Government, KS, Wyandotte Plaza Project, Revenue Bonds, Refunding, 4.000% due 12/1/28	28,083
		481,322
	Kentucky — 1.2%
305,000	City of Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	308,907
350,000	City of Ashland, KY, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/36	345,337
	Kentucky Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[2]	445,251
500,000	0.000% due 10/1/27[2]	430,665
250,000	Kentucky Economic Development Finance Authority, Healthcare Revenue, Rosedale Green Project, Revenue Bonds, Refunding, 5.750% due 11/15/45	223,489
95,000	Kentucky Public Transportation Infrastructure Authority, Revenue Bonds, Series B, (AGMC Insured), 4.000% due 7/1/53	89,315
250,000	Louisville & Jefferson County Metropolitan Government, KY, Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	266,604
		2,109,568
	Louisiana — 1.4%
250,000	Calcasieu Parish Memorial Hospital Service District, LA, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	254,509
860,000	Juban Crossing Economic Development District, LA, Gen Infrastructure Project, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[4]	805,539
1,250,000	Louisiana Local Government Environmental Facility & Community Development Authority, Entergy Louisiana LLC Project, Revenue Bonds, Series B, 2.500% due 4/1/36	1,048,238
500,000	Louisiana Public Facilities Authority, Revenue Bonds, Louisiana State University Greenhouse District Phase II Project, Series A, 5.000% due 7/1/59	516,043
		2,624,329
	Maryland — 2.5%
1,125,000	City of Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,139,591
250,000	City of Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	254,866
250,000	County of Howard, MD, Special Obligation, Tax Allocation, Downtown Columbia Project, Series A, 4.125% due 2/15/34[4]	236,695
500,000	County of Prince George’s, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[4]	442,807
235,000	Maryland Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	241,041
See Notes to Schedules of Portfolio Investments
74

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$690,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series A, 3.000% due 9/1/51	$680,349
285,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series C, 3.000% due 9/1/51	279,914
500,000	Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds, 5.000% due 7/1/56	512,424
90,000	Maryland Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	87,865
250,000	Maryland Economic Development Corp., Special Obligation, Tax Allocation, Metro Centre Owings Mills Project, 4.500% due 7/1/44	233,690
500,000	Prince George’s County Revenue Authority, MD, Tax Allocation, Suitland-Naylor Road Project, 5.000% due 7/1/46[4]	504,135
		4,613,377
	Massachusetts — 0.1%
100,000	Massachusetts Development Finance Agency, Revenue Bonds, Refunding, 5.125% due 1/1/40	93,806
	Michigan — 1.2%
250,000	City of Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	260,632
125,000	City of Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	123,834
250,000	Flint Hospital Building Authority, MI, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/38	232,468
280,000	Flint Hospital Building Authority, MI, Revenue Bonds, Series A, 5.250% due 7/1/39	280,821
	Grand Rapids Economic Development Corp., MI, Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A:
600,000	5.000% due 11/1/37	543,401
250,000	5.000% due 11/1/55	202,526
325,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B-2, Class 2, 0.000% due 6/1/65[2]	33,786
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	346,381
3,500,000	Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series C, 0.000% due 6/1/58[2]	145,952
		2,169,801
	Minnesota — 0.1%
169,190	Minnesota Housing Finance Agency, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series I, (GNMA/ FNMA/ FHLMC Insured), 2.800% due 12/1/47	161,926
	Mississippi — 0.3%
	Mississippi Business Finance Corp., Revenue Bonds:
220,000	2.375% due 6/1/44	153,910
350,000	7.750% due 7/15/47[3]	353,789
		507,699
	Missouri — 1.8%
380,000	Cape Girardeau County Industrial Development Authority, MO, Southeast Health, Revenue Bonds, Refunding, Series A, 6.000% due 3/1/33	392,372
100,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	100,628
See Notes to Schedules of Portfolio Investments
75

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — (Continued)
$250,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior SVC Project, Revenue Bonds, Series A, 5.000% due 2/1/42	$242,835
	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
1,000,000	5.000% due 2/1/26	1,005,790
250,000	5.000% due 8/1/45	241,485
100,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, Series A, 5.000% due 2/1/28	101,527
400,000	Maryland Heights Industrial Development Authority, MO, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	369,898
60,000	Plaza at Noah’s Ark Community Improvement District, MO, Refunding, Revenue Bonds, 3.000% due 5/1/26	57,429
355,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	358,747
500,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	461,483
		3,332,194
	Nebraska — 0.1%
120,000	Nebraska Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	121,179
	Nevada — 1.3%
100,000	City of Las Vegas, NV, Sales Tax Increment Revenue, Revenue Bonds, 3.500% due 6/15/25[4]	96,743
225,000	City of Las Vegas, NV, Special Improvement District No. 816, Sales Tax Increment, Special Assessment, 2.750% due 6/1/31	190,015
380,000	City of North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	354,502
1,000,000	City of Sparks, NV, Tourism improvement district, Revenue Bonds, Series A, 2.750% due 6/15/28[4]	908,592
	State of Nevada Department of Business & Industry, Revenue Bonds, Series A:
335,000	5.000% due 7/15/27[4]	340,007
500,000	5.000% due 12/15/48[4]	480,340
		2,370,199
	New Jersey — 3.8%
345,000	New Jersey Economic Development Authority, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	352,724
500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series I, (State Appropriations), (SIFMA MUNI SWAP INDEX*1.00+1.60%), 3.260% due 3/1/28[6]	500,040
635,000	New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	654,317
	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[2]	596,013
1,300,000	0.000% due 12/15/39[2]	616,873
185,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/32[2]	131,729
550,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[2]	329,881
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[2]	739,416
1,000,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	1,080,841
See Notes to Schedules of Portfolio Investments
76

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$1,880,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series B, 5.000% due 6/1/46	$1,898,230
		6,900,064
	New Mexico — 0.5%
275,000	City of Santa Fe, NM, Retirement Facility Revenue, EL Castillo Retirement Project, Revenue Bonds, Series A, 5.000% due 5/15/34	263,752
250,000	New Mexico Hospital Equipment Loan Council, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	208,422
400,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, Class I, (GNMA/ FNMA/ FHLMC Insured), 4.250% due 1/1/50	407,585
		879,759
	New York — 2.6%
435,000	Brookhaven Local Development Corp., NY, Jefferson’s Ferry Project, Revenue Bonds, Series A, 4.000% due 11/1/55	355,033
1,000,000	Build NYC Resource Corp, NY, Revenue Bonds, 5.250% due 7/1/57	1,045,334
100,000	Build NYC Resource Corp, NY, Revenue Bonds, Series A, 4.000% due 6/15/51	78,334
150,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-1, 4.850% due 11/1/31[4]	143,129
500,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-2, 5.350% due 11/1/49[4]	460,227
500,000	Glen Cove Local Economic Assistance Corp., NY, Revenue Bonds, Series C, 0.000% due 1/1/55[2]	436,263
250,000	Huntington Local Development Corp., NY, Fountaingate Garden Project, Revenue Bonds, Series A, 5.250% due 7/1/56	197,466
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-1, 4.750% due 11/15/45	249,327
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-2, 0.000% due 11/15/32[2]	345,346
395,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-2-B, (AGMC Insured), (SOFR*0.67+0.55%), 3.431% due 11/1/32[6]	396,437
115,000	Monroe County Industrial Development Corp, NY, St. Ann’s Community Project, Revenue Bonds, 5.000% due 1/1/50	94,708
150,000	Monroe County Industrial Development Corp, NY, St. Ann’s Community Project, Revenue Bonds, Refunding, 5.000% due 1/1/40	132,588
500,000	New York City Industrial Development Agency, NY, Revenue Bonds, Refunding, (AGMC Insured), 3.000% due 1/1/46	394,016
230,000	Niagara Area Development Corp., NY, Catholic Health System Inc Project, Revenue Bonds, 5.000% due 7/1/52	177,859
245,000	State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	246,156
		4,752,223
	North Carolina — 0.8%
895,000	North Carolina Housing Finance Agency, Revenue Bonds, Series 46-A, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 7/1/51	881,231
500,000	North Carolina Medical Care Commission, Retirement Facilities Revenue, 1st Mortgage-Carolina Vlg Project, Revenue Bonds, Series B, 5.000% due 4/1/47	440,649
See Notes to Schedules of Portfolio Investments
77

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$215,000	North Carolina Medical Care Commission, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/34	$213,882
		1,535,762
	North Dakota — 0.4%
500,000	County of Ward, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	480,621
185,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	182,204
		662,825
	Ohio — 1.8%
600,000	City of Centerville, OH, Healthcare Revenue, Revenue Bonds, Refunding, 5.250% due 11/1/50	544,736
95,000	Cleveland-Cuyahoga County Port Authority, OH, Tax Allocation, Sub-Flats East Bank Project, Refunding, Series B, 4.500% due 12/1/55[4]	82,528
345,000	County of Franklin, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	308,954
700,000	County of Washington, OH, Hospital Revenue, Revenue Bonds, Refunding, 6.750% due 12/1/52	710,899
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	445,171
	State of Ohio, Revenue Bonds, Refunding:
250,000	5.000% due 12/1/28[4]	253,383
420,000	5.000% due 12/1/33[4]	423,888
250,000	5.000% due 12/1/38[4]	241,069
300,000	5.000% due 12/1/48[4]	274,254
		3,284,882
	Oklahoma — 0.9%
635,000	Norman Regional Hospital Authority, OK, Revenue Bonds, Refunding, 4.000% due 9/1/37	596,756
	Oklahoma Development Finance Authority, Health Project, Revenue Bonds, Series A:
1,000,000	5.500% due 8/15/44	985,064
375,000	5.000% due 8/1/52[5]	375
		1,582,195
	Oregon — 0.8%
125,000	Clackamas County Hospital Facility Authority, OR, Oregon Senior Living, Rose Villa Project, Revenue Bonds, Refunding, Series A, 5.125% due 11/15/40	119,714
250,000	Hospital Facilities Authority of Multnomah Country Oregon, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/56	174,649
395,000	Polk County Hospital Facility Authority, OR, Dollas Retirement Vlg Project, Revenue Bonds, Series A, 5.125% due 7/1/55	332,596
1,000,000	Salem Hospital Facility Authority, OR, Oregon Revenue, Capital Manor Project, Revenue Bonds, Refunding, 4.000% due 5/15/40	840,893
		1,467,852
	Pennsylvania — 4.6%
	Berks County Industrial Development Authority, PA, Tower Health Project, Revenue Bonds, Refunding:
1,000,000	5.000% due 11/1/47	691,647
250,000	4.000% due 11/1/47	145,784
325,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/28	288,447
See Notes to Schedules of Portfolio Investments
78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$150,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Series B-3, 5.000% due 2/1/40[3]	$126,323
270,000	Bucks Country Industrial Development Authority, PA, Grand view Hospital Project, Revenue Bonds, 4.000% due 7/1/46	218,910
125,000	Chester County Industrial Development Authority, PA, Revenue Bonds, Avon Grove Chart School Project, Refunding, Series A, 5.000% due 12/15/51	126,374
	Crawford County Hospital Authority, PA, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	418,294
250,000	6.000% due 6/1/46	257,112
500,000	Cumberland County Municipal Authority, PA, Revenue Bonds, Refunding, 5.000% due 1/1/29	498,966
250,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series C, (3M. USD LIBOR*0.67+0.75%), 3.940% due 6/1/37[6]	216,943
200,000	Franklin County Industrial Development Authority, PA, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	171,082
445,000	Montgomery County Higher Education and Health Authority, PA, Revenue Bonds, Refunding, 5.000% due 12/1/47	436,285
	Montgomery County Industrial Development Authority, PA, Revenue Bonds, Refunding:
500,000	5.000% due 11/15/36	506,323
100,000	5.000% due 12/1/46	100,115
250,000	Montgomery County Industrial Development Authority, PA, Waverly Heights, Limited. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	259,053
	Pennsylvania Economic Development Financing Authority, PA, Penndot Major Bridges Project, Revenue Bonds, AMT:
1,000,000	5.250% due 6/30/53	1,049,616
1,000,000	6.000% due 6/30/61	1,108,727
800,000	Pennsylvania Economic Development Financing Authority, PA, Iron Cumberland LLC Project, Revenue Bonds, Series 2022, 7.000% due 12/1/29	786,317
	Philadelphia Authority for Industrial Development, PA, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	105,103
115,000	5.000% due 6/15/40[4]	115,314
425,000	5.000% due 8/1/40	436,848
150,000	Redevelopment Authority of The County of Washington, PA, Tax Allocation, Refunding, 5.000% due 7/1/28	150,725
100,000	Westmoreland County Industrial Development Authority, PA, Excela Health Project, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/25	101,529
		8,315,837
	Puerto Rico — 8.4%
	Commonwealth of Puerto Rico, General Obligation Unlimited, Restructured, Series A-1:
54,010	5.250% due 7/1/23	54,267
32,339	0.000% due 7/1/24[2]	30,287
107,721	5.375% due 7/1/25	110,196
106,745	5.625% due 7/1/27	111,804
105,012	5.625% due 7/1/29	111,646
101,998	5.750% due 7/1/31	110,619
96,721	4.000% due 7/1/33	90,434
124,470	0.000% due 7/1/33[2]	72,086
86,939	4.000% due 7/1/35	78,967
74,617	4.000% due 7/1/37	66,028
	Commonwealth of Puerto Rico, Notes:
1,566,146	0.000% due 11/1/43[2,3]	691,062
1,052,170	5.069% due 11/1/51[3]	462,955
See Notes to Schedules of Portfolio Investments
79

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series A:
$1,500,000	5.000% due 7/1/35[4]	$1,526,021
250,000	5.000% due 7/1/37[4]	254,120
1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series B, 5.000% due 7/1/33	1,539,095
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	607,104
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	75,539
900,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M. USD LIBOR*0.67+0.52%), 3.705% due 7/1/29[6]	814,578
	Puerto Rico Electric Power Authority, Revenue Bonds, Series A:
85,000	5.000% due 7/1/29[5]	59,288
500,000	7.000% due 7/1/40[5]	358,750
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	300,295
510,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	513,667
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, (AGMC Insured), 5.000% due 7/1/27	25,180
1,000,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX, 5.250% due 7/1/40[5]	700,000
1,001,941	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/62	964,368
947,256	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Series B, 0.000% due 7/1/32[2]	595,587
46,623	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Series C, 0.000% due 7/1/53[2]	27,041
400,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligation Project, Revenue Bonds, Refunding, 4.000% due 7/1/40	369,514
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,906
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, Refunding, 5.000% due 10/1/31	250,478
209,663	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2047, 0.000% due 8/1/47[2]	57,576
323,124	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2054, 0.000% due 8/1/54[2]	67,138
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-1:
5,000	0.000% due 7/1/24[2]	4,706
14,000	0.000% due 7/1/29[2]	10,475
18,000	0.000% due 7/1/31[2]	12,123
3,188,000	0.000% due 7/1/46[2]	875,447
11,743,000	0.000% due 7/1/51[2]	2,439,842
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	185,221
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	98,705
150,000	5.000% due 6/1/36	143,927
		15,297,042
See Notes to Schedules of Portfolio Investments
80

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Rhode Island — 0.2%
$310,000	Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA/ FNMA/ FHLMC Insured), 4.000% due 10/1/48	$313,583
	South Carolina — 2.1%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[2]	742,999
449,951	Connector 2000 Association, Inc., SC, Toll Road Revenue, Revenue Bonds, Series A-1, 0.000% due 1/1/32[2]	251,195
380,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue, Revenue Bonds, 0.000% due 6/1/52[2]	272,523
105,000	South Carolina Jobs-Economic Development Authority, Green Charter Schools Project, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/56[4]	75,679
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[4]	395,415
1,090,000	5.000% due 10/1/41[4]	1,018,380
300,000	South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Revenue, Revenue Bonds, 6.250% due 6/1/40[4]	230,597
200,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	209,828
500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series B, 5.000% due 12/1/37	518,540
155,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, (GNMA/ FNMA/ FHLMC/ FHA Insured), 4.000% due 7/1/36	156,189
		3,871,345
	Tennessee — 0.7%
1,000,000	Bristol Industrial Development Board, TN, Revenue Bonds, Series B, 0.000% due 12/1/31[2,4]	619,127
	Knox County Industrial Development Board, TN, Revenue Bonds, AMT, Refunding:
200,000	9.250% due 11/1/42	202,568
265,000	9.500% due 11/1/52	268,358
40,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-A, 4.000% due 6/1/51[4]	32,472
300,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-B, 0.000% due 6/1/43[2,4]	97,604
		1,220,129
	Texas — 5.9%
645,000	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	652,948
500,000	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series 2021, 4.500% due 6/15/56[3,4]	484,036
	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series 2022:
100,000	6.250% due 6/1/52	100,903
200,000	6.375% due 6/1/62[4]	200,744
240,000	Arlington Higher Education Finance Corp., TX, Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	234,035
650,000	Brazoria County Industrial Development Corp., TX, Revenue Bonds, Series 2022, 10.000% due 6/1/42[3,4]	639,613
See Notes to Schedules of Portfolio Investments
81

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series A:
$425,000	6.000% due 12/1/62	$446,318
245,000	6.000% due 12/1/62[4]	247,376
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series B:
100,000	6.250% due 12/1/54[4]	94,976
3,640,000	0.000% due 12/1/62[2,4]	259,759
500,000	City of Plano, TX, Special Assessment, 4.000% due 9/15/51[4]	406,674
360,000	Fort Bend County Industrial Development Corp., TX, NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	359,985
1,510,000	Harris County Cultural Education Facilities Finance Corp., TX, Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,305,478
150,000	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% due 1/1/43	133,654
500,000	Matagorda County Navigation District No. 1, TX, Revenue Bonds, Refunding, Series A, (AMBAC Insured), 4.400% due 5/1/30	528,217
215,000	New Hope Cultural Education Facilities Finance Corp., TX, Blinn College Project, Revenue Bonds, Series A, 5.000% due 7/1/40	199,180
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Morningside Ministries Project, Revenue Bonds, Series A, 5.000% due 1/1/35	352,813
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, 4.000% due 8/15/51[4]	193,337
500,000	New Hope Cultural Education Facilities Finance Corp., TX, The Outlook At Windhaven Project, Revenue Bonds, Series A, 6.875% due 10/1/57	500,460
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, 5.500% due 1/1/49	213,571
400,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, Refunding, 5.000% due 1/1/55	302,821
	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding:
70,000	4.000% due 5/15/31	64,133
625,000	5.000% due 5/15/45	550,068
140,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding, Series A, 5.750% due 12/1/54[5]	91,000
250,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villiages Project, Revenue Bonds, Refunding, 4.000% due 5/15/27	239,888
150,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Revenue Bonds, Refunding, 5.000% due 11/15/35	149,149
125,000	Texas Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	127,987
875,000	Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds, Series C, (3M. USD LIBOR*0.66+0.69%), 3.838% due 9/15/27[6]	866,596
700,000	Town of Little Elm, TX, Special Assessment, Series A, 5.375% due 9/1/51[4]	688,421
		10,634,140
	Utah — 0.1%
250,000	Mida Mountain Village Public Infrastructure District, UT, Special Assessment, Series A, 5.000% due 8/1/50[4]	227,498
See Notes to Schedules of Portfolio Investments
82

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Vermont — 0.4%
$260,000	Vermont Economic Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 5/1/37	$215,023
500,000	Vermont Economic Development Authority, Revenue Bonds, Series A -1, 5.000% due 6/1/52[3,4]	502,361
		717,384
	Virginia — 4.3%
165,000	Albemarle County Economic Development Authority, VA, Revenue Bonds, Refunding, Series 2022-A, 4.000% due 6/1/42	146,384
750,000	Farmville Industrial Development Authority, VA, Longwood University Student Project, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	763,795
	Hanover County Economic Development Authority, VA, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding:
255,000	4.000% due 7/1/30[4]	233,708
500,000	5.000% due 7/1/38	498,914
295,000	Henrico County Economic Development Authority, VA, Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	296,992
500,000	Henrico County Economic Development Authority, VA, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	481,591
600,000	Henrico County Economic Development Authority, VA, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	586,604
	James City County Economic Development Authority, VA, Revenue Bonds, Series A:
500,000	4.000% due 12/1/40	413,438
140,000	4.000% due 6/1/41	110,835
500,000	Newport News Industrial Development Authority, VA, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[4]	508,719
1,000,000	Newport News Industrial Development Authority, VA, System Revenue, Revenue Bonds, 5.330% due 7/1/45[4]	1,018,085
500,000	Virginia Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	500,269
760,000	Virginia Small Business Financing Authority, Revenue Bonds, 8.500% due 6/1/42[4]	723,323
655,000	Virginia Small Business Financing Authority, Revenue Bonds, (SOFR*0.70+5.50%), 7.677% due 6/1/29[4,6]	637,423
50,000	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, 4.000% due 12/1/51	40,134
	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 1/1/32	546,881
250,000	4.000% due 1/1/45	230,109
		7,737,204
	Washington — 2.2%
235,000	Kalispel Tribe of Indians, WA, Priority District, Revenue Bonds, Series B, 5.250% due 1/1/38[4]	245,289
1,125,000	Washington Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,149,356
200,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Series A-2, 5.000% due 8/1/30	221,938
	Washington State Convention Center Public Facilities District, Revenue Bonds, Refunding, Series B:
260,000	4.000% due 7/1/31	259,939
295,000	3.000% due 7/1/35	252,435
265,000	3.000% due 7/1/58	165,668
See Notes to Schedules of Portfolio Investments
83

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$625,000	Washington State Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[4]	$565,597
487,965	Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500% due 12/20/35	459,849
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, 5.000% due 1/1/55[4]	369,023
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, Series A, 5.000% due 1/1/56[4]	367,457
		4,056,551
	West Virginia — 0.1%
250,000	West Virginia Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	256,764
	Wisconsin — 5.1%
250,000	Public Finance Authority, WI, Charter Day School Inc Project, Revenue Bonds, Series A, 5.000% due 12/1/45[4]	225,722
250,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[4]	207,298
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[4]	491,636
500,000	Public Finance Authority, WI, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Series B, 6.000% due 2/1/62[4]	494,106
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41	99,471
110,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Series A-1, 4.000% due 7/1/51[4]	86,549
400,000	Public Finance Authority, WI, House Apartments Project, Revenue Bonds, Series A, 6.500% due 8/1/53[4]	409,250
275,000	Public Finance Authority, WI, House Apartments Project, Revenue Bonds, Series B, 6.625% due 2/1/46[4]	262,993
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[4]	200,961
500,000	5.000% due 9/1/54[4]	451,000
135,000	Public Finance Authority, WI, Revenue Bonds, 5.000% due 4/1/50[4]	126,992
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	264,005
	Public Finance Authority, WI, Revenue Bonds, Refunding, Series A:
375,000	5.000% due 6/1/29[4]	377,039
250,000	5.000% due 1/1/35	253,342
750,000	5.000% due 1/1/46	735,924
500,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.500% due 6/1/56[4]	382,524
265,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[4]	254,033
	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A:
350,000	5.250% due 5/15/37[4]	336,369
100,000	4.000% due 10/1/51	78,600
40,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, Escrowed to Maturity, 5.000% due 11/15/24[4]	41,216
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,078,068
See Notes to Schedules of Portfolio Investments
84

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$50,000	Public Finance Authority, WI, The obligated Group of National Senior Communities, Revenue Bonds, 4.000% due 1/1/52	$43,419
70,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 4.000% due 12/1/41	55,811
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	883,597
110,000	4.000% due 1/1/47	83,970
1,000,000	4.000% due 1/1/57	718,221
565,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	570,753
35,000	Wisconsin Housing & Economic Development Authority Housing Revenue, Home Ownership Revenue, Revenue Bonds, Refunding, Series B, 0.400% due 5/1/45[3]	34,087
		9,246,956
	Other Territory — 0.5%
705,908	Federal Home Loan Mortgage Corporation Multifamily 2019ML-05 Certificates, Revenue Bonds, Class A, 3.400% due 1/25/36	667,876
260,678	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class AUS, 2.032% due 1/25/38	202,312
709,642	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class XUS, 2.057% due 1/25/38[3]	118,086
		988,274
	TOTAL MUNICIPAL BONDS (Cost $186,440,568)	173,774,147
TOTAL INVESTMENTS (Cost $187,427,798)	96.4%	$174,729,639
OTHER ASSETS IN EXCESS OF LIABILITIES	3.6	6,525,580
NET ASSETS	100.0%	$181,255,219

*	Percentages indicated are based on net assets.
[1]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[2]	Zero Coupon Bond.
[3]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2023.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2023, these securities, which are not illiquid, amounted to $43,478,283 or 24.0% of net assets for the Fund.
[5]	This security is in default. See Note 1.
[6]	Floating Rate Bond. Rate shown is as of January 31, 2023.
[7]	When-issued security.

See Notes to Schedules of Portfolio Investments
85

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2023 - (Unaudited)
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedules of Portfolio Investments
86

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of January 31, 2023, The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the  Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be
87

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2023. The Short Term Tax Aware Fixed Income Portfolio had all investments with corresponding states and Treasury securities at Level 2 at January 31, 2023.
 Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of January 31, 2023 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and High Yield Municipal Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$20,186,408	$—	$—	$20,186,408
U.S. Treasury Bills	—	108,291,409	—	108,291,409
Repurchase Agreement	—	2,724,124	—	2,724,124
Purchased Options
Calls	1,139,831,335	—	—	1,139,831,335
Puts	83,453	—	—	83,453
Total Purchased Options	1,139,914,788	—	—	1,139,914,788
Total Investments	1,160,101,196	111,015,533	—	1,271,116,729
Total	$1,160,101,196	$111,015,533	$—	$1,271,116,729
88

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(771,193,825)	$—	$—	$(771,193,825)
Puts	(1,103,388)	—	—	(1,103,388)
Total Written Options	(772,297,213)	—	—	(772,297,213)
Total	$(772,297,213)	$—	$—	$(772,297,213)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$4,381,535	$—	$—	$4,381,535
U.S. Treasury Bills	—	3,682,682	—	3,682,682
Repurchase Agreement	—	405,907	—	405,907
Purchased Options
Calls	40,258,265	—	—	40,258,265
Puts	2,948	—	—	2,948
Total Purchased Options	40,261,213	—	—	40,261,213
Total Investments	44,642,748	4,088,589	—	48,731,337
Total	$44,642,748	$4,088,589	$—	$48,731,337
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(27,265,775)	$—	$—	$(27,265,775)
Puts	(88,428)	—	—	(88,428)
Total Written Options	(27,354,203)	—	—	(27,354,203)
Total	$(27,354,203)	$—	$—	$(27,354,203)
89

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$32,196,417	$—	$32,196,417
Federal National Mortgage Association	—	9,593,866	—	9,593,866
Total Agency Notes	—	41,790,283	—	41,790,283
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	66,655,009	—	66,655,009
Federal National Mortgage Association	—	51,199,028	—	51,199,028
Government National Mortgage Association	—	425,913	—	425,913
Total Mortgage-Backed Securities	—	118,279,950	—	118,279,950
Corporate Notes
Banking	—	16,702,986	—	16,702,986
Beverages, Food & Tobacco	—	9,330,761	—	9,330,761
Computer Software & Processing	—	8,044,280	—	8,044,280
Electric Utilities	—	3,795,391	—	3,795,391
Electronics	—	7,049,469	—	7,049,469
Heavy Machinery	—	3,614,399	—	3,614,399
Insurance	—	8,889,188	—	8,889,188
Media - Broadcasting & Publishing	—	6,625,990	—	6,625,990
Pharmaceuticals	—	8,181,871	—	8,181,871
Transportation	—	3,828,322	—	3,828,322
Total Corporate Notes	—	76,062,657	—	76,062,657
U.S. Treasury Notes/Bonds	—	90,970,000	—	90,970,000
Repurchase Agreement	—	2,540,504	—	2,540,504
Investment of Security Lending Collateral	9,886,315	—	—	9,886,315
Total Investments	9,886,315	329,643,394	—	339,529,709
Total	$9,886,315	$329,643,394	$—	$339,529,709
High Yield Municipal Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$—	$140,073	$—	$140,073
Lodging	—	—	815,419	815,419
Total Corporate Notes	—	140,073	815,419	955,492
Municipal Bonds	—	173,774,147	—	173,774,147
Total Investments	—	173,914,220	815,419	174,729,639
Total	$—	$173,914,220	$815,419	$174,729,639
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price
90

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2023 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of January 31, 2023, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$5,909,039	$(5,909,039)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$9,266,316	$(9,266,316)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$13,287	$(13,287)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$9,665	$(9,665)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$111,939	$(111,939)	$—	$—	$—
91

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$168,473	$(168,473)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,074,120	$(1,074,120)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$276,752	$(276,752)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,167,193	$(1,167,193)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,494,911	$(16,494,911)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$287,572	$(287,572)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,724,124	$(2,724,124)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$405,907	$(405,907)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,540,504	$(2,540,504)	$—	$—	$—
92

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$243,018	$(243,018)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of January 31, 2023. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended January 31, 2023. During the period ended January 31, 2023, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of January 31, 2023, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $150,597 and $169,197, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $122,494,143 and $3,483,571 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees.Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of
93

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period endedJanuary 31, 2023. During the period ended January 31, 2023, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Small Cap Equity Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of January 31, 2023, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Small Cap Equity Portfolio	$52,847	$25,478	$26,301	3.16
Quantitative International Equity Portfolio	31,580	31,673	—	0.13
Quantitative U.S. Long/Short Equity Portfolio	1,293,216	1,302,664	—	1.34
Quantitative U.S. Total Market Equity Portfolio	1,119,989	1,126,973	—	1.86
Small Cap Equity Portfolio	46,144,734	44,737,193	1,313,593	4.04
Core Fixed Income Portfolio	9,705,088	9,886,315	—	2.84
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of January 31, 2023.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Prior to August 19, 2022, each Portfolio was required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaced a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio was not guaranteed to receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Effective August 19, 2022, Rule 18f-4 under the 1940 Act took effect, which imposed certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into) and replaced the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act.
94

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
Refer to Note 8 for additional information on Rule 18f-4. As of January 31, 2023, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $35,969,084 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $8,243,313, and $15,343,097, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events and transactions subsequent to January 31, 2023 through the date the schedules of investments were filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
95